Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Brazil - 1.0%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	4,107,300	$10,486,104 1.0
China - 3.1%
Country Garden Services Holdings Co., Ltd. (Real Estate)†	3,333,000	9,019,574 0.8
Meituan, Class B (Retailing)*^†	24,670	549,615 0.1
Tencent Holdings Ltd. (Media & Entertainment)†	246,700	12,024,272 1.1
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	916,301	12,688,632 1.1
		34,282,093
Denmark - 1.0%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	28,565	11,173,786 1.0
France - 6.4%
Kering SA (Consumer Durables & Apparel)†	19,931	12,442,840 1.1
L'Oreal SA (Household & Personal Products)†	46,502	19,209,143 1.8
Schneider Electric SE (Capital Goods)†	238,299	38,641,923 3.5
		70,293,906
Germany - 1.6%
HelloFresh SE (Food & Staples Retailing)*†	151,730	3,671,535 0.3
SAP SE - Sponsored ADR (Software & Services)	122,297	14,495,863 1.3
		18,167,398
Hong Kong - 1.3%
AIA Group Ltd. (Insurance)†	1,236,805	13,966,635 1.3
India - 2.0%
HDFC Bank Ltd. - ADR (Banks)	331,712	22,344,120 2.0
Indonesia - 1.6%
Bank Central Asia Tbk PT (Banks)†	31,573,070	17,893,580 1.6
Japan - 2.6%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	366,800	9,514,609 0.9
Keyence Corp. (Technology Hardware & Equipment)†	25,700	11,871,518 1.1
MISUMI Group Inc. (Capital Goods)†	279,500	7,025,942 0.6
		28,412,069
Netherlands - 2.9%
Adyen NV (Software & Services)*^†	9,122	13,790,178 1.3
	Shares	Value
COMMON STOCKS - 94.9% (continued)
Netherlands - 2.9% (continued)
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	27,044	$17,871,757 1.6
		31,661,935
Poland - 0.8%
CD Projekt SA (Media & Entertainment)†	283,286	9,130,923 0.8
Sweden - 3.9%
Atlas Copco AB, Class A (Capital Goods)†	903,008	10,680,279 0.9
Epiroc AB, Class A (Capital Goods)†	616,058	11,984,553 1.1
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,811,832	20,750,374 1.9
		43,415,206
Switzerland - 3.0%
Alcon Inc. (Health Care Equipment & Services)	202,341	15,218,067 1.4
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	30,098	9,406,629 0.8
VAT Group AG (Capital Goods)^†	28,727	8,961,505 0.8
		33,586,201
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	129,045	11,966,343 1.1
United Kingdom - 2.1%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	869,583	12,061,116 1.1
Spirax-Sarco Engineering plc (Capital Goods)†	78,272	11,175,501 1.0
		23,236,617
United States - 60.5%
Accenture plc, Class A (Software & Services)	67,655	18,879,128 1.7
Adobe Inc. (Software & Services)*	35,182	13,029,302 1.2
Align Technology Inc. (Health Care Equipment & Services)*	39,297	10,599,580 1.0
Alphabet Inc., Class A (Media & Entertainment)*	345,151	34,114,725 3.1
Amazon.com Inc. (Retailing)*	206,361	21,282,010 1.9
AMETEK Inc. (Capital Goods)	145,873	21,139,915 1.9
Apple Inc. (Technology Hardware & Equipment)	103,938	14,997,214 1.4

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.9% (continued)
United States - 60.5% (continued)
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	127,205	$14,182,085 1.3
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	23,259	13,606,748 1.2
CME Group Inc. (Diversified Financials)	70,817	12,510,531 1.1
CoStar Group Inc. (Commercial & Professional Services)*	162,752	12,678,381 1.1
Costco Wholesale Corp. (Food & Staples Retailing)	19,044	9,734,150 0.9
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	53,439	14,128,203 1.3
Deere & Co. (Capital Goods)	82,196	34,755,757 3.1
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	140,836	10,802,121 1.0
Etsy Inc. (Retailing)*	71,817	9,880,583 0.9
First Republic Bank (Banks)	223,695	31,514,152 2.8
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	75,255	16,119,621 1.5
Intuitive Surgical Inc. (Health Care Equipment & Services)*	45,914	11,280,611 1.0
Lululemon Athletica Inc. (Consumer Durables & Apparel)*	10,662	3,271,955 0.3
Meta Platforms Inc., Class A (Media & Entertainment)*	124,835	18,596,670 1.7
Microsoft Corp. (Software & Services)	108,326	26,844,266 2.4
Netflix Inc. (Media & Entertainment)*	26,521	9,384,721 0.8
NIKE Inc., Class B (Consumer Durables & Apparel)	146,489	18,652,444 1.7
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	48,362	9,448,484 0.9
PayPal Holdings Inc. (Software & Services)*	144,382	11,765,689 1.1
Pinterest Inc., Class A (Media & Entertainment)*	486,556	12,791,557 1.2
Rockwell Automation Inc. (Capital Goods)	64,025	18,056,971 1.6
Salesforce Inc. (Software & Services)*	89,762	15,077,323 1.4
Schlumberger NV (Energy)	347,739	19,814,168 1.8
ServiceNow Inc. (Software & Services)*	25,633	11,666,347 1.1
SVB Financial Group (Banks)*	82,281	24,885,066 2.2
Synopsys Inc. (Software & Services)*	64,213	22,715,349 2.1
	Shares	Value
COMMON STOCKS - 94.9% (continued)
United States - 60.5% (continued)
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	36,542	$20,840,999 1.9
Trade Desk Inc., Class A (Media & Entertainment)*	185,325	9,395,977 0.8
Tradeweb Markets Inc., Class A (Diversified Financials)	186,873	13,929,513 1.3
UnitedHealth Group Inc. (Health Care Equipment & Services)	48,705	24,313,049 2.2
Verisk Analytics Inc. (Commercial & Professional Services)	57,803	10,508,007 0.9
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	126,148	40,758,419 3.7
		667,951,791
Total Common Stocks (Cost $842,233,015)		$1,047,968,707
SHORT TERM INVESTMENTS - 4.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	51,319,647	51,319,647 4.6
Total Short Term Investments (Cost $51,319,647)		$51,319,647
Total Investments — 99.5%
(Cost $893,552,662)		$1,099,288,354
Other Assets Less Liabilities - 0.5%		5,062,941
Net Assets — 100.0%		$1,104,351,295

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	8.6%
Capital Goods	14.5
Commercial & Professional Services	2.0
Consumer Durables & Apparel	3.1
Diversified Financials	3.4
Energy	1.8
Food & Staples Retailing	1.2
Health Care Equipment & Services	6.6
Household & Personal Products	1.8
Insurance	1.3
Media & Entertainment	9.5
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Real Estate	0.8
Retailing	2.9
Semiconductors & Semiconductor Equipment	6.1
Software & Services	13.6
Technology Hardware & Equipment	4.4
Money Market Fund	4.6
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 3.2%
BHP Group Ltd. - Sponsored ADR (Materials)	6,596,526	$462,746,299 2.8
Woodside Energy Group Ltd. - ADR (Energy)	2,350,918	61,076,850 0.4
		523,823,149
Brazil - 1.8%
Ambev SA - ADR (Food Beverage & Tobacco)*	65,149,453	173,297,545 1.1
XP Inc., Class A (Diversified Financials)*	6,251,665	111,404,670 0.7
		284,702,215
Canada - 3.8%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	4,867,200	222,262,276 1.4
Canadian National Railway Co. (Transportation)	1,563,930	186,248,424 1.2
Manulife Financial Corp. (Insurance)	10,132,800	200,516,045 1.2
		609,026,745
China - 10.9%
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	142,595,074	163,551,544 1.0
ENN Energy Holdings Ltd. (Utilities)†	15,315,000	230,465,426 1.4
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	63,055,188	240,935,347 1.5
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	27,595,400	197,785,810 1.2
Meituan, Class B (Retailing)*^†	971,961	21,654,026 0.1
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	21,903,500	170,968,835 1.1
Tencent Holdings Ltd. (Media & Entertainment)†	9,453,610	460,773,317 2.9
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	69,771,783	265,460,166 1.7
		1,751,594,471
Denmark - 0.8%
Novozymes A/S, Class B (Materials)†	2,444,059	127,229,821 0.8
France - 9.5%
Air Liquide SA (Materials)†	1,086,818	173,199,445 1.1
Dassault Systemes SE (Software & Services)†	4,999,827	185,827,103 1.1
Kering SA (Consumer Durables & Apparel)†	328,883	205,320,283 1.3
L'Oreal SA (Household & Personal Products)†	1,213,986	501,475,858 3.1
	Shares	Value
COMMON STOCKS - 97.6% (continued)
France - 9.5% (continued)
Schneider Electric SE (Capital Goods)†	2,863,248	$464,296,570 2.9
		1,530,119,259
Germany - 8.2%
Allianz SE, Reg S (Insurance)†	1,721,423	410,667,919 2.5
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	13,519,509	483,593,574 3.0
SAP SE - Sponsored ADR (Software & Services)	1,875,442	222,296,140 1.4
Symrise AG (Materials)†	1,937,976	205,328,061 1.3
		1,321,885,694
Hong Kong - 3.1%
AIA Group Ltd. (Insurance)†	44,291,974	500,167,650 3.1
India - 2.4%
HDFC Bank Ltd. - ADR (Banks)	3,109,809	209,476,734 1.3
ICICI Bank Ltd. - Sponsored ADR (Banks)	8,403,878	175,052,779 1.1
		384,529,513
Indonesia - 1.3%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	808,715,500	209,281,763 1.3
Japan - 14.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,239,400	265,604,936 1.6
Daifuku Co., Ltd. (Capital Goods)†	2,576,600	142,234,581 0.9
FANUC Corp. (Capital Goods)†	707,000	125,138,104 0.8
Keyence Corp. (Technology Hardware & Equipment)†	458,034	211,578,160 1.3
Komatsu Ltd. (Capital Goods)†	8,545,700	209,442,765 1.3
Kubota Corp. (Capital Goods)†	13,470,300	202,149,556 1.3
Nitori Holdings Co., Ltd. (Retailing)†	1,357,800	179,976,381 1.1
Shimano Inc. (Consumer Durables & Apparel)†	873,700	156,817,144 1.0
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,047,300	193,259,395 1.2
Shiseido Co., Ltd. (Household & Personal Products)†	3,589,900	187,324,008 1.2
Sysmex Corp. (Health Care Equipment & Services)†	2,466,607	163,807,497 1.0

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.6% (continued)
Japan - 14.1% (continued)
Unicharm Corp. (Household & Personal Products)†	5,934,900	$226,669,021 1.4
		2,264,001,548
Mexico - 2.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	3,604,392	316,465,618 2.0
Netherlands - 1.6%
Adyen NV (Software & Services)*^†	174,285	263,475,247 1.6
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	4,279,605	— 0.0
Yandex NV, Class A (Media & Entertainment)*‡	2,609,766	— 0.0
		—
Singapore - 3.2%
DBS Group Holdings Ltd. (Banks)†	18,840,080	515,753,186 3.2
South Korea - 3.4%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	439,475	545,306,928 3.4
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	40,796,503	287,131,761 1.8
Sweden - 8.5%
Alfa Laval AB (Capital Goods)†	7,805,173	244,374,303 1.5
Atlas Copco AB, Class A (Capital Goods)†	41,316,462	488,668,261 3.0
Epiroc AB, Class A (Capital Goods)†	11,990,899	233,266,294 1.5
Skandinaviska Enskilda Banken AB, Class A (Banks)†	33,025,493	399,358,096 2.5
		1,365,666,954
Switzerland - 8.4%
Alcon Inc. (Health Care Equipment & Services)	3,408,104	256,323,502 1.6
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	546,594	312,036,826 2.0
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	1,748,058	213,638,908 1.3
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,346,219	420,738,348 2.6
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	591,757	147,942,168 0.9
		1,350,679,752
	Shares	Value
COMMON STOCKS - 97.6% (continued)
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	4,045,025	$375,095,168 2.3
United Kingdom - 6.0%
Haleon plc (Household & Personal Products)*†	6,851,657	27,416,016 0.2
Rio Tinto plc (Materials)†	4,770,535	372,943,181 2.3
Shell plc (Energy)†	11,009,463	323,372,816 2.0
Standard Chartered plc (Banks)†	29,129,275	243,965,977 1.5
		967,697,990
United States - 1.3%
Linde plc (Materials)†	640,974	210,723,736 1.3
Total Common Stocks (Cost $11,451,352,470)		$15,704,358,168
SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	404,448,414	404,448,414 2.5
Total Short Term Investments (Cost $404,448,414)		$404,448,414
Total Investments — 100.1%
(Cost $11,855,800,884)		$16,108,806,582
Liabilities Less Other Assets - (0.1)%		(18,834,154)
Net Assets — 100.0%		$16,089,972,428

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Banks	11.4%
Capital Goods	14.9
Consumer Durables & Apparel	3.8
Diversified Financials	0.7
Energy	2.4
Food & Staples Retailing	1.4
Food Beverage & Tobacco	4.4
Health Care Equipment & Services	3.5
Household & Personal Products	5.9
Insurance	7.9
Materials	9.6
Media & Entertainment	2.9
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Retailing	1.2
Semiconductors & Semiconductor Equipment	6.5
Software & Services	4.1
Technology Hardware & Equipment	4.7
Telecommunication Services	1.3
Transportation	1.2
Utilities	1.4
Money Market Fund	2.5
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Bangladesh - 1.0%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,694,015	$5,296,026 1.0
Brazil - 1.4%
Localiza Rent a Car SA (Transportation)	661,200	7,712,242 1.4
Canada - 1.1%
Kinaxis Inc. (Software & Services)*	51,500	5,985,852 1.1
China - 5.0%
Haitian International Holdings Ltd. (Capital Goods)†	3,610,000	11,128,049 2.0
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,460,281	5,936,940 1.1
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	58,093	1,826,679 0.3
TravelSky Technology Ltd., Class H (Software & Services)†	2,426,000	5,035,640 0.9
Yantai China Pet Foods Co., Ltd., Class A (Food Beverage & Tobacco)†	1,174,899	4,107,116 0.7
		28,034,424
Denmark - 3.2%
Chr Hansen Holding A/S (Materials)†	140,797	10,382,201 1.9
SimCorp A/S (Software & Services)†	103,696	7,239,407 1.3
		17,621,608
Egypt - 1.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	3,983,651	6,444,668 1.1
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	4,758,371	2,584,691 0.5
		9,029,359
Finland - 1.5%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	193,314	8,298,782 1.5
France - 4.6%
Alten SA (Software & Services)†	84,095	12,897,094 2.3
Rubis SCA (Utilities)†	457,223	12,779,999 2.3
		25,677,093
Germany - 9.0%
Bechtle AG (Software & Services)†	203,744	8,555,287 1.5
	Shares	Value
COMMON STOCKS - 96.7% (continued)
Germany - 9.0% (continued)
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	101,178	$1,980,025 0.4
FUCHS PETROLUB SE (Materials)†	301,643	9,965,540 1.8
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	102,892	6,959,497 1.2
Pfeiffer Vacuum Technology AG (Capital Goods)†	26,341	4,808,977 0.9
Scout24 SE (Media & Entertainment)^†	52,868	3,065,895 0.5
STRATEC SE (Health Care Equipment & Services)†	96,461	8,776,661 1.6
TeamViewer AG (Software & Services)*^†	431,995	6,049,231 1.1
		50,161,113
Hong Kong - 0.4%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	290,100	2,396,938 0.4
India - 2.1%
Max Financial Services Ltd. (Insurance)*†	765,508	7,821,511 1.4
SH Kelkar & Co., Ltd. (Materials)^†	2,297,012	3,904,622 0.7
		11,726,133
Indonesia - 2.3%
Prodia Widyahusada Tbk PT (Health Care Equipment & Services)†	8,267,000	2,978,948 0.5
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	127,081,800	9,509,736 1.7
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	4,124,200	578,404 0.1
		13,067,088
Israel - 1.7%
CyberArk Software Ltd. (Software & Services)*	67,770	9,547,438 1.7
Italy - 2.3%
Reply SpA (Software & Services)†	97,162	12,640,728 2.3
Japan - 11.6%
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	222,500	7,510,041 1.3
BML Inc. (Health Care Equipment & Services)†	139,800	3,475,931 0.6
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	54,500	5,327,918 1.0
Infomart Corp. (Software & Services)†	1,790,500	5,799,776 1.0
JCU Corp. (Materials)†	255,700	6,349,050 1.1
MISUMI Group Inc. (Capital Goods)†	86,100	2,164,342 0.4

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7% (continued)
Japan - 11.6% (continued)
Pigeon Corp. (Household & Personal Products)†	256,400	$4,075,191 0.7
Rinnai Corp. (Consumer Durables & Apparel)†	42,600	3,363,243 0.6
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	362,900	2,816,699 0.5
SMS Co., Ltd. (Commercial & Professional Services)†	353,700	9,300,479 1.7
Solasto Corp. (Health Care Equipment & Services)†	828,000	4,364,295 0.8
Stanley Electric Co., Ltd. (Automobiles & Components)†	482,800	10,383,708 1.9
		64,930,673
Kuwait - 0.5%
Mabanee Co. KPSC (Real Estate)†	1,058,973	2,973,824 0.5
Lithuania - 2.0%
Siauliu Bankas AB (Banks)†	13,957,598	11,375,356 2.0
Malaysia - 2.0%
Dialog Group Bhd. (Energy)†	10,711,540	6,557,729 1.2
TIME dotCom Bhd. (Telecommunication Services)†	3,827,500	4,726,768 0.8
		11,284,497
Mexico - 3.4%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	2,149,838	5,201,488 0.9
Megacable Holdings SAB de CV (Media & Entertainment)	4,349,000	13,582,469 2.5
		18,783,957
Norway - 1.0%
TOMRA Systems ASA (Commercial & Professional Services)†	301,215	5,318,977 1.0
Philippines - 0.8%
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	3,914,520	4,180,208 0.8
Romania - 0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	283,407	2,514,904 0.5
Saudi Arabia - 0.5%
Jarir Marketing Co. (Retailing)†	62,453	2,509,259 0.5
South Africa - 0.6%
Clicks Group Ltd. (Food & Staples Retailing)†	106,417	1,619,352 0.3
Discovery Ltd. (Insurance)*†	246,616	1,952,554 0.3
		3,571,906
	Shares	Value
COMMON STOCKS - 96.7% (continued)
South Korea - 2.2%
Cheil Worldwide Inc. (Media & Entertainment)†	471,074	$8,421,494 1.5
NCSoft Corp. (Media & Entertainment)†	9,628	3,583,088 0.7
		12,004,582
Spain - 1.8%
Bankinter SA (Banks)†	773,072	5,564,688 1.0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	4,527,050	4,723,004 0.8
		10,287,692
Sweden - 2.4%
Intrum AB (Commercial & Professional Services)†	253,417	3,292,620 0.6
Paradox Interactive AB (Media & Entertainment)†	457,841	8,135,075 1.5
Thule Group AB (Consumer Durables & Apparel)^†	80,158	1,919,945 0.3
		13,347,640
Switzerland - 5.3%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	34,978	8,898,997 1.6
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	5,112	11,309,661 2.0
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	22,219	9,336,702 1.7
		29,545,360
Taiwan - 1.8%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	282,645	3,227,057 0.6
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,876,700	3,802,310 0.7
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	181,909	3,034,510 0.5
		10,063,877
United Kingdom - 18.9%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	668,428	9,271,097 1.7
Airtel Africa plc (Telecommunication Services)^†	2,317,898	3,354,068 0.6
Baltic Classifieds Group plc (Media & Entertainment)†	2,030,060	3,817,532 0.7
Bank of Georgia Group plc (Banks)†	249,872	8,224,041 1.5
Clarkson plc (Transportation)†	177,176	6,729,153 1.2
Cranswick plc (Food Beverage & Tobacco)†	206,094	8,086,369 1.5

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7% (continued)
United Kingdom - 18.9% (continued)
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	252,531	$8,969,841 1.6
Diploma plc (Capital Goods)†	253,335	8,574,597 1.5
Grafton Group plc (Capital Goods)†	645,282	7,326,627 1.3
Keywords Studios plc (Software & Services)†	347,405	12,166,542 2.2
Network International Holdings plc (Software & Services)*^†	1,664,331	5,396,277 1.0
Rathbones Group plc (Diversified Financials)†	116,310	3,011,747 0.5
Rightmove plc (Media & Entertainment)†	256,463	1,865,588 0.3
Senior plc (Capital Goods)†	6,883,368	13,006,706 2.3
YouGov plc (Media & Entertainment)†	473,774	5,663,537 1.0
		105,463,722
United States - 1.9%
Core Laboratories NV (Energy)	119,587	3,061,427 0.5
Globant SA (Software & Services)*	26,114	4,235,169 0.8
Sensata Technologies Holding plc (Capital Goods)	69,739	3,546,228 0.6
		10,842,824
Vietnam - 2.3%
Hoa Phat Group JSC (Materials)†	13,671,954	12,864,478 2.3
Total Common Stocks (Cost $466,281,344)		$539,058,560
SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	18,351,685	18,351,685 3.3
Total Short Term Investments (Cost $18,351,685)		$18,351,685
Total Investments — 100.0%
(Cost $484,633,029)		$557,410,245
Other Assets Less Liabilities - 0.0%^^		169,889
Net Assets — 100.0%		$557,580,134

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.7% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	1.9%
Banks	5.6
Capital Goods	11.7
Commercial & Professional Services	3.3
Consumer Durables & Apparel	1.4
Diversified Financials	0.5
Energy	2.2
Food & Staples Retailing	2.1
Food Beverage & Tobacco	5.6
Health Care Equipment & Services	4.0
Household & Personal Products	0.7
Insurance	2.5
Materials	7.8
Media & Entertainment	8.7
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Real Estate	0.5
Retailing	0.5
Semiconductors & Semiconductor Equipment	1.1
Software & Services	17.2
Technology Hardware & Equipment	4.4
Telecommunication Services	3.2
Transportation	2.6
Utilities	2.3
Money Market Fund	3.3
Total Investments	100.0
Other Assets Less Liabilities	0.0^^
Net Assets	100.0%

^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Brazil - 5.4%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	7,221,000	$18,435,506 0.7
Localiza Rent a Car SA (Transportation)	3,264,589	38,078,190 1.3
Lojas Renner SA (Retailing)*	4,748,970	20,235,254 0.7
Magazine Luiza SA (Retailing)*	38,810,300	33,869,084 1.2
WEG SA (Capital Goods)	3,227,892	24,315,858 0.9
XP Inc., Class A (Diversified Financials)*	996,973	17,766,059 0.6
		152,699,951
China - 30.3%
Alibaba Group Holding Ltd. (Retailing)*†	3,816,616	52,739,044 1.8
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	89,656	9,880,091 0.3
Baidu Inc., Class A (Media & Entertainment)*†	800,558	13,501,761 0.5
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,389,500	43,963,923 1.5
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	470,400	32,618,399 1.1
Country Garden Services Holdings Co., Ltd. (Real Estate)†	3,584,504	9,700,179 0.3
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	26,182,080	30,029,927 1.1
ENN Energy Holdings Ltd. (Utilities)†	2,270,617	34,169,031 1.2
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,432,600	16,879,343 0.6
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	6,108,350	24,834,199 0.9
JD.com Inc., Class A (Retailing)†	936,938	27,873,493 1.0
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	3,840,000	37,885,488 1.3
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	7,843,909	56,220,018 2.0
Meituan, Class B (Retailing)*^†	190,930	4,253,672 0.1
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,649,364	38,132,856 1.3
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	8,322,000	64,957,776 2.3
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	2,126,100	22,451,659 0.8
	Shares	Value
COMMON STOCKS - 95.7% (continued)
China - 30.3% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,025,000	$50,430,929 1.8
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,114,700	15,111,234 0.5
Tencent Holdings Ltd. (Media & Entertainment)†	1,909,300	93,060,164 3.3
Trip.com Group Ltd. (Consumer Services)*†	913,100	33,680,940 1.2
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,405,000	19,455,973 0.7
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	2,636,600	34,128,250 1.2
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	3,057,000	25,447,780 0.9
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,123,936	42,323,154 1.5
ZTO Express Cayman Inc. - ADR (Transportation)	1,123,870	32,041,534 1.1
		865,770,817
Czech Republic - 0.6%
Komercni banka AS (Banks)†	527,314	17,763,375 0.6
Egypt - 0.7%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	11,629,094	18,813,306 0.7
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	4,955,815	55,963,601 2.0
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,470,969	12,153,816 0.4
Techtronic Industries Co., Ltd. (Capital Goods)†	2,383,301	30,727,322 1.1
		98,844,739
India - 11.3%
Asian Paints Ltd. (Materials)†	646,630	21,604,353 0.8
HDFC Bank Ltd. (Banks)†	2,700,718	53,137,971 1.9
HDFC Bank Ltd. - ADR (Banks)	263,110	17,723,090 0.6
Housing Development Finance Corp., Ltd. (Diversified Financials)†	1,716,340	55,104,042 1.9
Kotak Mahindra Bank Ltd. (Banks)†	1,344,580	28,499,915 1.0
Maruti Suzuki India Ltd. (Automobiles & Components)†	446,418	48,619,419 1.7

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7% (continued)
India - 11.3% (continued)
Tata Consultancy Services Ltd. (Software & Services)†	2,384,305	$98,274,383 3.4
		322,963,173
Indonesia - 3.8%
Astra International Tbk PT (Automobiles & Components)†	90,522,100	36,341,114 1.3
Bank Central Asia Tbk PT (Banks)†	65,146,965	36,921,099 1.3
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	118,085,800	36,160,655 1.2
		109,422,868
Italy - 1.8%
Tenaris SA - ADR (Energy)	1,415,763	50,188,798 1.8
Kazakhstan - 0.0%^^
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	18,747	1,381,755 0.0
Kenya - 0.8%
Safaricom plc (Telecommunication Services)†	113,739,827	21,375,896 0.8
Mexico - 5.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	404,281	35,495,872 1.3
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	64,719	17,603,568 0.6
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,220,700	51,597,734 1.8
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	13,325,300	52,195,859 1.8
		156,893,033
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)*	200,240	18,438,099 0.6
Poland - 0.4%
CD Projekt SA (Media & Entertainment)†	319,968	10,313,263 0.4
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	1,601,095	— 0.0
Novatek PJSC - Sponsored GDR, Reg S (Energy)*‡	602,214	— 0.0
Sberbank of Russia PJSC (Banks)*‡	880,800	— 0.0
Sberbank of Russia PJSC (Banks)*‡	35,707,448	— 0.0
Yandex NV, Class A (Media & Entertainment)*‡	1,693,430	— 0.0
		—
	Shares	Value
COMMON STOCKS - 95.7% (continued)
Saudi Arabia - 1.1%
Al Rajhi Bank (Banks)*†	1,417,428	$31,118,614 1.1
South Africa - 1.6%
Discovery Ltd. (Insurance)*†	1,976,573	15,649,290 0.5
Standard Bank Group Ltd. (Banks)†	3,053,558	30,387,683 1.1
		46,036,973
South Korea - 8.6%
Coway Co., Ltd. (Consumer Durables & Apparel)†	371,293	16,889,614 0.6
LG H&H Co., Ltd. (Household & Personal Products)†	74,038	45,034,572 1.6
NAVER Corp. (Media & Entertainment)†	201,749	33,616,968 1.2
NCSoft Corp. (Media & Entertainment)†	56,962	21,198,570 0.7
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	103,436	128,344,883 4.5
		245,084,607
Taiwan - 12.2%
Airtac International Group (Capital Goods)†	2,011,633	68,991,617 2.4
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	286,018	20,358,611 0.7
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,163,031	52,764,019 1.9
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	5,490,545	18,315,238 0.6
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,682,488	34,289,198 1.2
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	8,767,277	154,673,982 5.4
		349,392,665
Thailand - 0.5%
SCB X pcl, Reg S (Banks)†	4,605,670	14,510,442 0.5
United Arab Emirates - 2.1%
Emaar Properties PJSC (Real Estate)†	40,093,163	60,782,430 2.1
United Kingdom - 3.0%
Bank of Georgia Group plc (Banks)†	385,889	12,700,771 0.5
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,905,070	46,180,521 1.6
Network International Holdings plc (Software & Services)*^†	8,243,851	26,729,120 0.9
		85,610,412

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.7% (continued)
United States - 1.9%
EPAM Systems Inc. (Software & Services)*	160,928	$53,532,699 1.9
Total Common Stocks (Cost $2,291,877,179)		$2,730,937,915
PREFERRED STOCKS - 2.6%
Brazil - 1.8%
Banco Bradesco SA - ADR (Banks)*	8,885,034	24,789,245
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	5,234,496	26,067,790
		50,857,035
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	484,809	14,665,472
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.44% (Technology Hardware & Equipment)+†	8,368	9,379,767
Total Preferred Stocks (Cost $57,954,786)		$74,902,274
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	14,906	51,387
Total Rights (Cost $0)		$51,387
SHORT TERM INVESTMENTS - 1.6%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	45,535,685	45,535,685 1.6
Total Short Term Investments (Cost $45,535,685)		$45,535,685
Total Investments — 99.9%
(Cost $2,395,367,650)		$2,851,427,261
Other Assets Less Liabilities - 0.1%		2,903,778
Net Assets — 100.0%		$2,854,331,039

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.8% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.6%
Banks	14.6
Capital Goods	8.7
Consumer Durables & Apparel	6.9
Consumer Services	1.2
Diversified Financials	3.2
Energy	1.8
Food & Staples Retailing	1.8
Food Beverage & Tobacco	2.9
Household & Personal Products	1.6
Insurance	4.8
Materials	0.8
Media & Entertainment	6.1
Pharmaceuticals, Biotechnology & Life Sciences	3.9
Real Estate	2.4
Retailing	6.6
Semiconductors & Semiconductor Equipment	9.7
Software & Services	6.2
Technology Hardware & Equipment	5.9
Telecommunication Services	0.8
Transportation	3.6
Utilities	1.2
Money Market Fund	1.6
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Brazil - 5.3%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	3,529,109	$9,009,959 0.7
Localiza Rent a Car SA (Transportation)	1,611,990	18,802,263 1.3
Lojas Renner SA (Retailing)*	2,307,888	9,833,859 0.7
Magazine Luiza SA (Retailing)*	19,344,968	16,882,022 1.2
WEG SA (Capital Goods)	1,569,348	11,821,970 0.8
XP Inc., Class A (Diversified Financials)*	492,292	8,772,643 0.6
		75,122,716
China - 30.2%
Alibaba Group Holding Ltd. (Retailing)*†	1,935,200	26,741,123 1.9
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	44,271	4,878,664 0.3
Baidu Inc., Class A (Media & Entertainment)*†	394,964	6,661,241 0.5
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	694,607	21,977,437 1.6
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	232,500	16,121,976 1.1
Country Garden Services Holdings Co., Ltd. (Real Estate)†	1,715,930	4,643,551 0.3
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	12,500,680	14,337,841 1.0
ENN Energy Holdings Ltd. (Utilities)†	1,095,113	16,479,640 1.2
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	1,728,696	8,500,627 0.6
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	3,019,434	12,275,856 0.9
JD.com Inc., Class A (Retailing)†	466,814	13,887,511 1.0
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,845,000	18,202,793 1.3
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	3,886,800	27,858,045 2.0
Meituan, Class B (Retailing)*^†	95,440	2,126,279 0.1
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	2,252,615	18,475,353 1.3
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	4,051,000	31,620,278 2.2
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,059,100	11,184,117 0.8
	Shares	Value
COMMON STOCKS - 95.4% (continued)
China - 30.2% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,011,710	$25,205,566 1.8
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	553,144	7,498,599 0.5
Tencent Holdings Ltd. (Media & Entertainment)†	932,100	45,430,985 3.2
Trip.com Group Ltd. (Consumer Services)*†	454,350	16,759,320 1.2
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	703,600	9,743,219 0.7
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,303,500	16,872,554 1.2
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	1,509,750	12,567,807 0.9
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	5,646,099	21,481,669 1.5
ZTO Express Cayman Inc. - ADR (Transportation)	554,952	15,821,682 1.1
		427,353,733
Czech Republic - 0.6%
Komercni banka AS (Banks)†	267,552	9,012,896 0.6
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,532,235	8,949,935 0.6
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	2,455,671	27,730,694 2.0
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	771,445	6,374,030 0.4
Techtronic Industries Co., Ltd. (Capital Goods)†	1,179,360	15,205,203 1.1
		49,309,927
India - 11.2%
Asian Paints Ltd. (Materials)†	319,819	10,685,372 0.7
HDFC Bank Ltd. (Banks)†	1,338,278	26,331,286 1.9
HDFC Bank Ltd. - ADR (Banks)	127,467	8,586,177 0.6
Housing Development Finance Corp., Ltd. (Diversified Financials)†	846,496	27,177,221 1.9
Kotak Mahindra Bank Ltd. (Banks)†	665,413	14,104,192 1.0
Maruti Suzuki India Ltd. (Automobiles & Components)†	219,876	23,946,712 1.7

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
India - 11.2% (continued)
Tata Consultancy Services Ltd. (Software & Services)†	1,163,087	$47,939,193 3.4
		158,770,153
Indonesia - 3.8%
Astra International Tbk PT (Automobiles & Components)†	44,214,307	17,750,331 1.3
Bank Central Asia Tbk PT (Banks)†	31,067,764	17,607,205 1.2
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	58,309,136	17,855,632 1.3
		53,213,168
Italy - 1.8%
Tenaris SA - ADR (Energy)	699,085	24,782,563 1.8
Kazakhstan - 0.1%
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	9,247	681,554 0.1
Kenya - 0.7%
Safaricom plc (Telecommunication Services)†	55,950,873	10,515,227 0.7
Mexico - 5.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	199,629	17,527,426 1.2
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	31,369	8,532,368 0.6
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,063,874	25,413,371 1.8
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	6,700,315	26,245,465 1.9
		77,718,630
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)*	98,876	9,104,502 0.6
Poland - 0.4%
CD Projekt SA (Media & Entertainment)†	174,940	5,638,696 0.4
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	910,483	— 0.0
Novatek PJSC - Sponsored GDR, Reg S (Energy)*‡	342,744	— 0.0
Sberbank of Russia PJSC (Banks)*‡	20,812,636	— 0.0
Yandex NV, Class A (Media & Entertainment)*‡	968,763	— 0.0
		—
Saudi Arabia - 1.1%
Al Rajhi Bank (Banks)*†	682,296	14,979,319 1.1
	Shares	Value
COMMON STOCKS - 95.4% (continued)
South Africa - 1.6%
Discovery Ltd. (Insurance)*†	984,701	$7,796,257 0.5
Standard Bank Group Ltd. (Banks)†	1,549,027	15,415,244 1.1
		23,211,501
South Korea - 8.6%
Coway Co., Ltd. (Consumer Durables & Apparel)†	176,529	8,030,064 0.6
LG H&H Co., Ltd. (Household & Personal Products)†	37,021	22,518,502 1.6
NAVER Corp. (Media & Entertainment)†	101,915	16,981,860 1.2
NCSoft Corp. (Media & Entertainment)†	28,164	10,481,313 0.7
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	51,064	63,360,949 4.5
		121,372,688
Taiwan - 12.3%
Airtac International Group (Capital Goods)†	1,011,823	34,701,809 2.5
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	138,109	9,830,526 0.7
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,539,846	25,686,901 1.8
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	2,667,146	8,897,006 0.6
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	817,200	16,654,581 1.2
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,398,147	77,592,953 5.5
		173,363,776
Thailand - 0.5%
SCB X pcl, Reg S (Banks)†	2,292,791	7,223,577 0.5
United Arab Emirates - 2.1%
Emaar Properties PJSC (Real Estate)†	19,812,843	30,036,860 2.1
United Kingdom - 3.0%
Bank of Georgia Group plc (Banks)†	186,122	6,125,836 0.4
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	953,069	23,103,205 1.6
Network International Holdings plc (Software & Services)*^†	4,076,266	13,216,518 1.0
		42,445,559

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.4% (continued)
United States - 1.9%
EPAM Systems Inc. (Software & Services)*	79,464	$26,433,700 1.9
Total Common Stocks (Cost $1,025,886,776)		$1,349,240,680
PREFERRED STOCKS - 2.7%
Brazil - 1.8%
Banco Bradesco SA - ADR (Banks)*	4,397,071	12,267,828
Itau Unibanco Holding SA - Sponsored ADR (Banks)*	2,590,474	12,900,561
		25,168,389
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	257,054	7,775,883
South Korea - 0.4%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.44% (Technology Hardware & Equipment)+†	4,424	4,958,902
Total Preferred Stocks (Cost $28,668,431)		$37,903,174
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	7,342	25,311
Total Rights (Cost $0)		$25,311
SHORT TERM INVESTMENTS - 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	26,945,089	26,945,089 1.9
Total Short Term Investments (Cost $26,945,089)		$26,945,089
Total Investments — 100.0%
(Cost $1,081,500,296)		$1,414,114,254
Other Assets Less Liabilities - 0.0%^^		573,273
Net Assets — 100.0%		$1,414,687,527

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.8% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	3.6%
Banks	14.4
Capital Goods	8.7
Consumer Durables & Apparel	6.8
Consumer Services	1.2
Diversified Financials	3.3
Energy	1.8
Food & Staples Retailing	1.9
Food Beverage & Tobacco	2.8
Household & Personal Products	1.6
Insurance	4.7
Materials	0.7
Media & Entertainment	6.0
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	2.4
Retailing	6.8
Semiconductors & Semiconductor Equipment	9.8
Software & Services	6.3
Technology Hardware & Equipment	6.0
Telecommunication Services	0.7
Transportation	3.6
Utilities	1.2
Money Market Fund	1.9
Total Investments	100.0
Other Assets Less Liabilities	0.0^^
Net Assets	100.0%

^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Bangladesh - 2.1%
GrameenPhone Ltd. (Telecommunication Services)†	109,736	$294,603 0.2
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,357,928	2,669,481 1.9
		2,964,084
Colombia - 0.3%
Cementos Argos SA - Sponsored ADR (Materials)#†	119,823	412,287 0.3
Croatia - 0.3%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,457	385,146 0.3
Egypt - 4.9%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	3,541,380	5,729,171 4.2
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	1,820,256	988,741 0.7
		6,717,912
Iceland - 0.8%
Marel HF (Capital Goods)^†	278,546	1,077,341 0.8
Indonesia - 2.2%
Bank Central Asia Tbk PT (Banks)†	5,429,000	3,076,807 2.2
Kazakhstan - 7.3%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	351,408	3,664,650 2.7
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	85,945	6,334,612 4.6
		9,999,262
Kenya - 4.3%
East African Breweries plc (Food Beverage & Tobacco)†	483,200	687,828 0.5
Equity Group Holdings plc (Banks)†	5,744,400	2,034,116 1.5
Safaricom plc (Telecommunication Services)†	17,169,050	3,226,696 2.3
		5,948,640
Morocco - 2.0%
Itissalat Al-Maghrib (Telecommunication Services)†	117,998	1,121,992 0.8
Societe d'Exploitation des Ports (Transportation)†	82,123	1,651,570 1.2
		2,773,562
	Shares	Value
COMMON STOCKS - 94.3% (continued)
Nigeria - 2.9%
Guaranty Trust Holding Co., plc (Banks)†	24,314,152	$1,316,525 1.0
Nestle Nigeria plc (Food Beverage & Tobacco)†	653,157	1,533,734 1.1
Zenith Bank plc (Banks)	21,699,788	1,177,417 0.8
		4,027,676
Pakistan - 0.1%
MCB Bank Ltd. (Banks)†	365,000	153,819 0.1
Peru - 4.4%
Alicorp SAA (Food Beverage & Tobacco)	635,517	1,024,761 0.7
Cementos Pacasmayo SAA (Materials)	222,899	234,783 0.2
Credicorp Ltd. (Banks)	36,164	4,856,825 3.5
		6,116,369
Philippines - 19.2%
Bank of the Philippine Islands (Banks)†	1,689,744	3,248,099 2.4
BDO Unibank Inc. (Banks)†	1,101,345	2,488,278 1.8
International Container Terminal Services Inc. (Transportation)†	881,480	3,355,121 2.4
Jollibee Foods Corp. (Consumer Services)†	642,320	2,805,026 2.1
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	783,890	837,095 0.6
Security Bank Corp. (Banks)†	413,620	698,744 0.5
SM Prime Holdings Inc. (Real Estate)†	6,756,500	4,573,341 3.3
Universal Robina Corp. (Food Beverage & Tobacco)†	1,396,290	3,526,962 2.6
Wilcon Depot Inc. (Retailing)†	8,318,000	4,862,217 3.5
		26,394,883
Poland - 0.3%
Allegro.eu SA (Retailing)*^†	52,841	368,178 0.3
Romania - 4.7%
Banca Transilvania SA (Banks)†	1,111,852	4,882,953 3.6
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	176,985	1,570,534 1.1
		6,453,487
Saudi Arabia - 4.1%
Al Rajhi Bank (Banks)*†	65,195	1,431,309 1.0
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	21,491	896,850 0.7
Jarir Marketing Co. (Retailing)†	28,139	1,130,579 0.8
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	39,004	2,144,675 1.6
		5,603,413

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3% (continued)
Slovenia - 1.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	14,831	$1,655,061 1.2
Thailand - 0.6%
Home Product Center pcl, Reg S (Retailing)	1,994,994	864,236 0.6
United Arab Emirates - 5.3%
Agthia Group PJSC (Food Beverage & Tobacco)†	1,608,832	1,782,246 1.3
Emaar Properties PJSC (Real Estate)†	3,661,021	5,550,217 4.0
		7,332,463
United Kingdom - 5.3%
Airtel Africa plc (Telecommunication Services)^†	633,775	917,091 0.7
Baltic Classifieds Group plc (Media & Entertainment)†	813,602	1,529,980 1.1
Bank of Georgia Group plc (Banks)†	35,183	1,157,979 0.9
Network International Holdings plc (Software & Services)*^†	859,025	2,785,225 2.0
TBC Bank Group plc (Banks)†	28,856	847,204 0.6
		7,237,479
United States - 6.7%
EPAM Systems Inc. (Software & Services)*	12,471	4,148,478 3.0
Globant SA (Software & Services)*	30,896	5,010,713 3.7
		9,159,191
Vietnam - 15.3%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,757,895	6,895,444 5.0
Hoa Phat Group JSC (Materials)†	3,816,890	3,591,461 2.6
Sai Gon Cargo Service Corp. (Transportation)†	712,094	2,229,874 1.6
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	502,810	4,055,099 3.0
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,295,394	4,263,072 3.1
		21,034,950
Total Common Stocks (Cost $104,555,002)		$129,756,246
	Shares	Value
PREFERRED STOCKS - 2.4%
Colombia - 2.4%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	109,701	$3,318,455
Total Preferred Stocks (Cost $2,857,479)		$3,318,455
SHORT TERM INVESTMENTS - 1.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	1,840,126	1,840,126 1.4
Total Short Term Investments (Cost $1,840,126)		$1,840,126
Total Investments — 98.1%
(Cost $109,252,607)		$134,914,827
Other Assets Less Liabilities - 1.9%		2,673,223
Net Assets — 100.0%		$137,588,050

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.5% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	34.2%
Capital Goods	0.8
Consumer Services	2.1
Diversified Financials	4.6
Energy	1.1
Food & Staples Retailing	0.6
Food Beverage & Tobacco	12.3
Health Care Equipment & Services	2.3
Insurance	0.7
Materials	3.1
Media & Entertainment	1.1
Pharmaceuticals, Biotechnology & Life Sciences	3.1
Real Estate	7.3
Retailing	5.2
Software & Services	8.7
Technology Hardware & Equipment	0.3
Telecommunication Services	4.0
Transportation	5.2
Money Market Fund	1.4
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 0.8%
BHP Group Ltd. (Materials)†	1,810	$63,449 0.8
Brazil - 2.0%
Ambev SA - ADR (Food Beverage & Tobacco)*	6,230	16,572 0.2
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	7,000	17,871 0.2
Localiza Rent a Car SA (Transportation)	2,300	26,827 0.3
Magazine Luiza SA (Retailing)*	29,600	25,832 0.3
Raia Drogasil SA (Food & Staples Retailing)	2,500	12,228 0.2
WEG SA (Capital Goods)	3,500	26,366 0.3
XP Inc., Class A (Diversified Financials)*	2,000	35,640 0.5
		161,336
Canada - 1.7%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,400	63,931 0.8
Manulife Financial Corp. (Insurance)	3,600	71,240 0.9
		135,171
Chile - 0.1%
Banco Santander Chile - ADR (Banks)	716	12,108 0.1
China - 8.8%
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	1,000	15,135 0.2
Baidu Inc., Class A (Media & Entertainment)*†	1,200	20,239 0.2
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	100	6,934 0.1
Country Garden Services Holdings Co., Ltd. (Real Estate)†	6,000	16,237 0.2
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,360	17,617 0.2
ENN Energy Holdings Ltd. (Utilities)†	3,400	51,164 0.6
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	820	9,696 0.1
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,600	17,703 0.2
Glodon Co., Ltd., Class A (Software & Services)†	2,000	19,410 0.2
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	7,100	51,965 0.6
	Shares	Value
COMMON STOCKS - 97.2% (continued)
China - 8.8% (continued)
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	4,000	$14,779 0.2
Haitian International Holdings Ltd. (Capital Goods)†	5,000	15,413 0.2
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,500	19,556 0.2
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	3,780	21,021 0.3
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,600	12,588 0.2
JD.com Inc., Class A (Retailing)†	414	12,316 0.1
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,400	13,598 0.2
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,408	15,083 0.2
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	15,602 0.2
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	27,335 0.3
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,500	14,799 0.2
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	1,540	11,038 0.1
Meituan, Class B (Retailing)*^†	630	14,036 0.2
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	9,842 0.1
NetEase Inc. - ADR (Media & Entertainment)	205	18,165 0.2
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	2,000	15,611 0.2
SF Holding Co., Ltd., Class A (Transportation)†	1,900	16,575 0.2
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	2,000	9,693 0.1
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,350	14,256 0.2
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	12,529 0.1

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
China - 8.8% (continued)
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	4,200	$9,061 0.1
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	300	14,093 0.2
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,100	14,912 0.2
Tencent Holdings Ltd. (Media & Entertainment)†	300	14,622 0.2
TravelSky Technology Ltd., Class H (Software & Services)†	11,000	22,833 0.3
Trip.com Group Ltd. (Consumer Services)*†	514	18,960 0.2
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	500	15,476 0.2
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,286	17,808 0.2
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,500	20,811 0.3
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	3,500	12,751 0.2
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	4,400	16,741 0.2
ZTO Express Cayman Inc. - ADR (Transportation)	463	13,200 0.2
		721,203
Colombia - 0.1%
Cementos Argos SA (Materials)	9,486	6,528 0.1
Czech Republic - 0.3%
Komercni banka AS (Banks)†	493	16,607 0.2
Moneta Money Bank AS (Banks)^†	3,231	11,928 0.1
		28,535
Denmark - 1.0%
Ambu A/S, Class B (Health Care Equipment & Services)*†	852	11,812 0.1
Chr Hansen Holding A/S (Materials)†	249	18,361 0.2
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	23,288 0.3
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	39	15,256 0.2
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Denmark - 1.0% (continued)
Novozymes A/S, Class B (Materials)†	254	$13,223 0.2
		81,940
Egypt - 0.2%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,154	14,809 0.2
Finland - 0.5%
Kone OYJ, Class B (Capital Goods)†	404	22,061 0.3
Neste OYJ (Energy)†	314	14,973 0.2
		37,034
France - 4.2%
Air Liquide SA (Materials)†	326	51,953 0.6
Alten SA (Software & Services)†	250	38,341 0.5
Dassault Systemes SE (Software & Services)†	650	24,158 0.3
IPSOS (Media & Entertainment)†	965	62,512 0.8
Kering SA (Consumer Durables & Apparel)†	52	32,463 0.4
L'Oreal SA (Household & Personal Products)†	49	20,241 0.2
Rubis SCA (Utilities)†	1,135	31,725 0.4
Safran SA (Capital Goods)†	289	41,500 0.5
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	41	14,324 0.2
Schneider Electric SE (Capital Goods)†	159	25,783 0.3
		343,000
Germany - 5.9%
adidas AG (Consumer Durables & Apparel)†	60	9,617 0.1
Allianz SE, Reg S (Insurance)†	207	49,383 0.6
Bayerische Motoren Werke AG (Automobiles & Components)†	715	72,429 0.9
Bechtle AG (Software & Services)†	415	17,426 0.2
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	388	55,643 0.7
Brenntag SE (Capital Goods)†	257	19,126 0.2
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	134	19,224 0.3
FUCHS PETROLUB SE (Materials)†	685	22,631 0.3
HelloFresh SE (Food & Staples Retailing)*†	415	10,042 0.1

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Germany - 5.9% (continued)
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,851	$66,210 0.8
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	263	17,789 0.2
MTU Aero Engines AG (Capital Goods)†	65	16,185 0.2
Nemetschek SE (Software & Services)†	198	10,535 0.1
Rational AG (Capital Goods)†	28	18,347 0.2
SAP SE - Sponsored ADR (Software & Services)	201	23,825 0.3
Scout24 SE (Media & Entertainment)^†	235	13,628 0.2
Symrise AG (Materials)†	160	16,952 0.2
TeamViewer AG (Software & Services)*^†	1,400	19,604 0.3
		478,596
Hong Kong - 1.1%
AIA Group Ltd. (Insurance)†	1,600	18,068 0.2
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	6,500	53,706 0.7
Budweiser Brewing Co. APAC Ltd. (Food Beverage & Tobacco)^†	6,300	19,845 0.2
		91,619
Iceland - 0.1%
Marel HF (Capital Goods)^†	2,669	10,323 0.1
India - 0.9%
Asian Paints Ltd. (Materials)†	460	15,369 0.2
HDFC Bank Ltd. - ADR (Banks)	176	11,855 0.1
Hero MotoCorp Ltd. (Automobiles & Components)†	419	14,160 0.2
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	21,538 0.2
Tata Consultancy Services Ltd. (Software & Services)†	327	13,478 0.2
		76,400
Indonesia - 0.4%
Astra International Tbk PT (Automobiles & Components)†	33,400	13,409 0.2
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	53,600	16,413 0.2
		29,822
Ireland - 0.2%
Ryanair Holdings plc - Sponsored ADR (Transportation)*	196	17,744 0.2
Israel - 0.4%
CyberArk Software Ltd. (Software & Services)*	140	19,723 0.2
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Israel - 0.4% (continued)
Nice Ltd. - Sponsored ADR (Software & Services)*	76	$15,765 0.2
		35,488
Italy - 0.7%
DiaSorin SpA (Health Care Equipment & Services)†	148	19,262 0.2
FinecoBank Banca Fineco SpA (Banks)†	1,194	21,401 0.3
Reply SpA (Software & Services)†	131	17,043 0.2
		57,706
Japan - 8.2%
BML Inc. (Health Care Equipment & Services)†	1,100	27,350 0.3
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,200	57,067 0.7
Daifuku Co., Ltd. (Capital Goods)†	500	27,601 0.4
GMO Payment Gateway Inc. (Software & Services)†	200	18,524 0.2
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	33,544 0.4
Kakaku.com Inc. (Media & Entertainment)†	1,000	16,690 0.2
Keyence Corp. (Technology Hardware & Equipment)†	40	18,477 0.2
Komatsu Ltd. (Capital Goods)†	2,300	56,370 0.7
M3 Inc. (Health Care Equipment & Services)†	400	10,943 0.1
Makita Corp. (Capital Goods)†	1,000	26,712 0.3
MISUMI Group Inc. (Capital Goods)†	700	17,596 0.2
Nitori Holdings Co., Ltd. (Retailing)†	400	53,020 0.7
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	300	9,630 0.1
Rinnai Corp. (Consumer Durables & Apparel)†	440	34,738 0.4
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,700	20,956 0.3
Shimano Inc. (Consumer Durables & Apparel)†	300	53,846 0.7
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	900	42,975 0.5
Shiseido Co., Ltd. (Household & Personal Products)†	300	15,654 0.2
SMC Corp. (Capital Goods)†	40	20,335 0.3

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Japan - 8.2% (continued)
Stanley Electric Co., Ltd. (Automobiles & Components)†	2,400	$51,617 0.6
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	400	17,490 0.2
Sysmex Corp. (Health Care Equipment & Services)†	200	13,282 0.2
UT Group Co., Ltd. (Commercial & Professional Services)†	1,100	22,420 0.3
		666,837
Kazakhstan - 0.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,120	11,680 0.1
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	343	25,281 0.3
		36,961
Mexico - 0.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	192	16,858 0.2
Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,000	16,589 0.2
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	6,800	26,636 0.3
		60,083
Netherlands - 0.8%
Adyen NV (Software & Services)*^†	8	12,094 0.1
ASM International NV (Semiconductors & Semiconductor Equipment)†	37	12,541 0.2
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	57	37,668 0.5
		62,303
Norway - 0.3%
Adevinta ASA (Media & Entertainment)*†	1,658	14,197 0.2
TOMRA Systems ASA (Commercial & Professional Services)†	780	13,773 0.1
		27,970
Panama - 0.2%
Copa Holdings SA, Class A (Transportation)*	216	19,889 0.2
Peru - 0.2%
Credicorp Ltd. (Banks)	126	16,922 0.2
Philippines - 1.9%
Bank of the Philippine Islands (Banks)†	12,490	24,009 0.3
BDO Unibank Inc. (Banks)†	12,084	27,302 0.3
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Philippines - 1.9% (continued)
International Container Terminal Services Inc. (Transportation)†	4,970	$18,917 0.2
Jollibee Foods Corp. (Consumer Services)†	4,720	20,612 0.3
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	11,223 0.2
Security Bank Corp. (Banks)†	8,660	14,630 0.2
SM Prime Holdings Inc. (Real Estate)†	27,500	18,614 0.2
Universal Robina Corp. (Food Beverage & Tobacco)†	6,400	16,166 0.2
		151,473
Poland - 0.5%
Allegro.eu SA (Retailing)*^†	3,048	21,237 0.3
ING Bank Slaski SA (Banks)†	426	17,046 0.2
		38,283
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	278	— 0.0
Novatek PJSC - Sponsored GDR, Reg S (Energy)*‡	89	— 0.0
Sberbank of Russia PJSC (Banks)*‡	5,112	— 0.0
Yandex NV, Class A (Media & Entertainment)*‡	383	— 0.0
		—
Saudi Arabia - 0.7%
Al Rajhi Bank (Banks)*†	468	10,275 0.1
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	501	20,907 0.3
Jarir Marketing Co. (Retailing)†	252	10,125 0.1
Saudi National Bank (Banks)†	1,118	14,142 0.2
		55,449
Singapore - 1.5%
DBS Group Holdings Ltd. (Banks)†	2,118	57,981 0.7
Oversea-Chinese Banking Corp., Ltd. (Banks)†	6,224	61,423 0.8
		119,404
Slovenia - 0.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	152	17,143 0.2
South Africa - 0.2%
Discovery Ltd. (Insurance)*†	1,831	14,497 0.2
South Korea - 1.0%
Amorepacific Corp. (Household & Personal Products)†	155	18,483 0.2
Cheil Worldwide Inc. (Media & Entertainment)†	1,001	17,895 0.2

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
South Korea - 1.0% (continued)
Coway Co., Ltd. (Consumer Durables & Apparel)†	184	$8,370 0.1
LG H&H Co., Ltd. (Household & Personal Products)†	19	11,557 0.1
NAVER Corp. (Media & Entertainment)†	88	14,663 0.2
NCSoft Corp. (Media & Entertainment)†	38	14,142 0.2
		85,110
Spain - 2.3%
Amadeus IT Group SA (Software & Services)*†	248	15,601 0.2
Banco Bilbao Vizcaya Argentaria SA (Banks)†	9,677	68,108 0.8
Banco Santander SA - Sponsored ADR (Banks)	14,529	50,125 0.6
Bankinter SA (Banks)†	7,287	52,453 0.7
		186,287
Sweden - 2.2%
Alfa Laval AB (Capital Goods)†	735	23,012 0.3
Assa Abloy AB, Class B (Capital Goods)†	664	15,649 0.2
Atlas Copco AB, Class A (Capital Goods)†	2,176	25,737 0.3
Epiroc AB, Class A (Capital Goods)†	1,467	28,538 0.3
Evolution AB (Consumer Services)^†	112	12,587 0.2
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,890	21,646 0.3
Intrum AB (Commercial & Professional Services)†	1,097	14,253 0.2
Skandinaviska Enskilda Banken AB, Class A (Banks)†	1,670	20,194 0.2
Thule Group AB (Consumer Durables & Apparel)^†	706	16,910 0.2
		178,526
Switzerland - 2.9%
Alcon Inc. (Health Care Equipment & Services)	583	43,847 0.5
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	244	37,621 0.5
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	34,253 0.4
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	165	14,923 0.2
SGS SA, Reg S (Commercial & Professional Services)†	6	14,627 0.2
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Switzerland - 2.9% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	68	$17,000 0.2
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	150	19,639 0.2
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	32	13,447 0.2
Temenos AG, Reg S (Software & Services)†	174	12,441 0.1
VAT Group AG (Capital Goods)^†	96	29,948 0.4
		237,746
Taiwan - 1.7%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	999	11,406 0.1
Airtac International Group (Capital Goods)†	418	14,336 0.2
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	14,000	28,365 0.4
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,000	9,696 0.1
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	600	10,009 0.1
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	13,343 0.2
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	800	16,304 0.2
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	2,000	35,284 0.4
		138,743
Thailand - 0.2%
SCB X pcl, Reg S (Banks)†	6,200	19,533 0.2
Turkey - 0.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	2,570	17,053 0.2
United Arab Emirates - 0.5%
Agthia Group PJSC (Food Beverage & Tobacco)†	8,681	9,617 0.1
Emaar Properties PJSC (Real Estate)†	18,834	28,553 0.4
		38,170
United Kingdom - 5.4%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	872	12,095 0.1

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
United Kingdom - 5.4% (continued)
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	576	$13,963 0.2
Compass Group plc (Consumer Services)†	967	23,055 0.3
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	435	15,451 0.2
Diploma plc (Capital Goods)†	1,655	56,017 0.7
Grafton Group plc (Capital Goods)†	2,919	33,143 0.4
Haleon plc (Household & Personal Products)*†	16,411	65,666 0.8
Rathbones Group plc (Diversified Financials)†	1,554	40,239 0.5
Reckitt Benckiser Group plc (Household & Personal Products)†	471	33,541 0.4
Rightmove plc (Media & Entertainment)†	2,075	15,094 0.2
Rio Tinto plc (Materials)†	994	77,707 0.9
Spirax-Sarco Engineering plc (Capital Goods)†	154	21,988 0.3
Standard Chartered plc (Banks)†	3,634	30,436 0.4
		438,395
United States - 35.6%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	455	67,226 0.8
Accenture plc, Class A (Software & Services)	70	19,534 0.2
Adobe Inc. (Software & Services)*	90	33,331 0.4
Air Products and Chemicals Inc. (Materials)	66	21,154 0.3
Align Technology Inc. (Health Care Equipment & Services)*	60	16,184 0.2
Allegion plc (Capital Goods)	136	15,987 0.2
Alphabet Inc., Class A (Media & Entertainment)*	680	67,211 0.8
Altair Engineering Inc., Class A (Software & Services)*	277	14,709 0.2
Amazon.com Inc. (Retailing)*	239	24,648 0.3
AMETEK Inc. (Capital Goods)	147	21,303 0.3
Amphenol Corp., Class A (Technology Hardware & Equipment)	288	22,974 0.3
ANSYS Inc. (Software & Services)*	78	20,776 0.3
Apple Inc. (Technology Hardware & Equipment)	228	32,898 0.4
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	615	68,566 0.8
	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 35.6% (continued)
Atlassian Corp., Class A (Software & Services)*	102	$16,485 0.2
Booking Holdings Inc. (Consumer Services)*	8	19,473 0.2
BorgWarner Inc. (Automobiles & Components)	1,673	79,099 1.0
Bristol-Myers Squibb Co. (Pharmaceuticals, Biotechnology & Life Sciences)	973	70,688 0.9
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	147	85,997 1.1
Church & Dwight Co., Inc. (Household & Personal Products)	198	16,010 0.2
Cisco Systems Inc. (Technology Hardware & Equipment)	812	39,520 0.5
Cognex Corp. (Technology Hardware & Equipment)	230	12,590 0.2
Copart Inc. (Commercial & Professional Services)*	968	64,479 0.8
CoStar Group Inc. (Commercial & Professional Services)*	225	17,528 0.2
Costco Wholesale Corp. (Food & Staples Retailing)	35	17,890 0.2
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	270	71,383 0.9
Deere & Co. (Capital Goods)	180	76,111 0.9
Domino's Pizza Inc. (Consumer Services)	44	15,532 0.2
eBay Inc. (Retailing)	259	12,821 0.2
Ecolab Inc. (Materials)	84	13,006 0.2
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	212	16,260 0.2
Elanco Animal Health Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,065	42,082 0.5
Electronic Arts Inc. (Media & Entertainment)	143	18,401 0.2
EnerSys (Capital Goods)	200	16,604 0.2
EPAM Systems Inc. (Software & Services)*	31	10,312 0.1
Equifax Inc. (Commercial & Professional Services)	78	17,332 0.2
Etsy Inc. (Retailing)*	131	18,023 0.2
First Republic Bank (Banks)	384	54,098 0.7
Five Below Inc. (Retailing)*	84	16,559 0.2
Gartner Inc. (Software & Services)*	224	75,743 0.9
Globant SA (Software & Services)*	97	15,732 0.2
Guidewire Software Inc. (Software & Services)*	152	11,133 0.1

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 35.6% (continued)
HEICO Corp. (Capital Goods)	257	$43,934 0.5
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	33,635 0.4
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	12,852 0.2
Intuitive Surgical Inc. (Health Care Equipment & Services)*	63	15,479 0.2
IPG Photonics Corp. (Technology Hardware & Equipment)*	179	20,066 0.2
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	70	11,439 0.1
JPMorgan Chase & Co. (Banks)	589	82,436 1.0
Linde plc (Materials)†	152	49,971 0.6
Malibu Boats Inc., Class A (Consumer Durables & Apparel)*	436	26,417 0.3
Mastercard Inc., Class A (Software & Services)	52	19,271 0.2
McDonald's Corp. (Consumer Services)	85	22,729 0.3
MercadoLibre Inc. (Retailing)*	15	17,725 0.2
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	649	69,709 0.9
Meta Platforms Inc., Class A (Media & Entertainment)*	425	63,312 0.8
Microsoft Corp. (Software & Services)	259	64,183 0.8
Monster Beverage Corp. (Food Beverage & Tobacco)*	166	17,277 0.2
Netflix Inc. (Media & Entertainment)*	269	95,188 1.2
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	402	44,594 0.5
NIKE Inc., Class B (Consumer Durables & Apparel)	156	19,864 0.2
Northrop Grumman Corp. (Capital Goods)	29	12,993 0.2
Palo Alto Networks Inc. (Software & Services)*	156	24,748 0.3
PayPal Holdings Inc. (Software & Services)*	272	22,165 0.3
Pinterest Inc., Class A (Media & Entertainment)*	566	14,880 0.2
Pool Corp. (Retailing)	103	39,718 0.5
Reinsurance Group of America Inc. (Insurance)	387	58,735 0.7
	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 35.6% (continued)
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	97	$17,974 0.2
ResMed Inc. (Health Care Equipment & Services)	81	18,498 0.2
Rockwell Automation Inc. (Capital Goods)	55	15,512 0.2
Roper Technologies Inc. (Software & Services)	47	20,057 0.2
Salesforce Inc. (Software & Services)*	130	21,836 0.3
Schlumberger NV (Energy)	698	39,772 0.5
Sensata Technologies Holding plc (Capital Goods)	328	16,679 0.2
ServiceNow Inc. (Software & Services)*	54	24,577 0.3
Signature Bank (Banks)	661	85,236 1.0
Starbucks Corp. (Consumer Services)	286	31,214 0.4
SVB Financial Group (Banks)*	257	77,727 1.0
Teradyne Inc. (Semiconductors & Semiconductor Equipment)	169	17,187 0.2
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	20,379 0.2
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	125	71,291 0.9
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	221	71,405 0.9
Visa Inc., Class A (Software & Services)	76	17,496 0.2
Walt Disney Co. (Media & Entertainment)*	221	23,976 0.3
Workday Inc., Class A (Software & Services)*	140	25,400 0.3
		2,906,928
Total Common Stocks (Cost $7,022,710)		$7,936,516
PREFERRED STOCKS - 1.3%
Brazil - 0.2%
Banco Bradesco SA (Banks)*	4,467	12,337
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	360	10,890
Germany - 0.3%
Sartorius AG, 0.31% (Pharmaceuticals, Biotechnology & Life Sciences)+†	55	24,563

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
PREFERRED STOCKS - 1.3% (continued)
South Korea - 0.7%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.44% (Technology Hardware & Equipment)+†	51	$57,167
Total Preferred Stocks (Cost $108,330)		$104,957
SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	101,521	101,521 1.3
Total Short Term Investments (Cost $101,521)		$101,521
Total Investments — 99.8%
(Cost $7,232,561)		$8,142,994
Other Assets Less Liabilities - 0.2%		20,360
Net Assets — 100.0%		$8,163,354

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.9% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.1%
Banks	11.6
Capital Goods	11.0
Commercial & Professional Services	2.1
Consumer Durables & Apparel	3.8
Consumer Services	2.2
Diversified Financials	1.5
Energy	0.7
Food & Staples Retailing	2.2
Food Beverage & Tobacco	2.5
Health Care Equipment & Services	3.6
Household & Personal Products	2.1
Insurance	3.1
Materials	5.3
Media & Entertainment	6.7
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Real Estate	0.8
Retailing	3.3
Semiconductors & Semiconductor Equipment	5.8
Software & Services	9.3
Technology Hardware & Equipment	3.4
Transportation	1.3
Utilities	1.0
Money Market Fund	1.3
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 1.1%
BHP Group Ltd. (Materials)†	3,859	$135,276 1.1
Brazil - 2.0%
Ambev SA - ADR (Food Beverage & Tobacco)*	12,347	32,843 0.2
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	14,500	37,019 0.3
Localiza Rent a Car SA (Transportation)	4,800	55,987 0.4
Magazine Luiza SA (Retailing)*	24,000	20,944 0.2
Raia Drogasil SA (Food & Staples Retailing)	9,400	45,979 0.4
WEG SA (Capital Goods)	6,200	46,705 0.4
XP Inc., Class A (Diversified Financials)*	1,028	18,319 0.1
		257,796
Canada - 1.9%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	2,700	123,296 1.0
Manulife Financial Corp. (Insurance)	6,100	120,712 0.9
		244,008
Chile - 0.2%
Banco Santander Chile - ADR (Banks)	1,728	29,220 0.2
China - 12.3%
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	2,000	30,271 0.2
Baidu Inc., Class A (Media & Entertainment)*†	2,250	37,947 0.3
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	300	20,803 0.2
Country Garden Services Holdings Co., Ltd. (Real Estate)†	11,000	29,768 0.2
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	37,600	43,126 0.3
ENN Energy Holdings Ltd. (Utilities)†	2,200	33,106 0.3
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,289	27,065 0.2
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,800	33,438 0.3
Glodon Co., Ltd., Class A (Software & Services)†	3,480	33,774 0.3
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	11,600	84,900 0.7
	Shares	Value
COMMON STOCKS - 96.6% (continued)
China - 12.3% (continued)
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	10,800	$39,903 0.3
Haitian International Holdings Ltd. (Capital Goods)†	15,000	46,238 0.4
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,300	43,024 0.3
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	6,160	34,257 0.3
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	5,200	25,176 0.2
JD.com Inc., Class A (Retailing)†	1,176	34,986 0.3
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	3,400	33,023 0.3
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,564	34,852 0.3
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,100	28,603 0.2
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	27,335 0.2
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	3,500	34,531 0.3
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	5,600	40,137 0.3
Meituan, Class B (Retailing)*^†	1,880	41,884 0.3
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,400	27,886 0.2
NetEase Inc. - ADR (Media & Entertainment)	571	50,596 0.4
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,000	46,833 0.4
SF Holding Co., Ltd., Class A (Transportation)†	3,800	33,150 0.3
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	5,300	25,687 0.2
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,050	42,768 0.3
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,000	25,059 0.2

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
China - 12.3% (continued)
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	11,800	$25,457 0.2
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	700	32,884 0.3
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,700	63,715 0.5
Tencent Holdings Ltd. (Media & Entertainment)†	800	38,992 0.3
TravelSky Technology Ltd., Class H (Software & Services)†	21,000	43,590 0.3
Trip.com Group Ltd. (Consumer Services)*†	1,101	40,612 0.3
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,300	40,238 0.3
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,790	24,787 0.2
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,500	37,460 0.3
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	7,700	28,051 0.2
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,900	45,276 0.4
ZTO Express Cayman Inc. - ADR (Transportation)	1,185	33,784 0.3
		1,544,972
Colombia - 0.1%
Cementos Argos SA (Materials)	26,196	18,027 0.1
Czech Republic - 0.6%
Komercni banka AS (Banks)†	1,233	41,535 0.3
Moneta Money Bank AS (Banks)^†	8,045	29,699 0.3
		71,234
Denmark - 2.2%
Ambu A/S, Class B (Health Care Equipment & Services)*†	2,770	38,404 0.3
Chr Hansen Holding A/S (Materials)†	702	51,765 0.4
Coloplast A/S, Class B (Health Care Equipment & Services)†	377	45,491 0.4
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	277	108,354 0.9
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Denmark - 2.2% (continued)
Novozymes A/S, Class B (Materials)†	535	$27,850 0.2
		271,864
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	46,323	74,940 0.6
Finland - 0.8%
Kone OYJ, Class B (Capital Goods)†	601	32,819 0.3
Neste OYJ (Energy)†	1,376	65,616 0.5
		98,435
France - 7.4%
Air Liquide SA (Materials)†	795	126,694 1.0
Alten SA (Software & Services)†	918	140,788 1.1
Dassault Systemes SE (Software & Services)†	887	32,967 0.3
IPSOS (Media & Entertainment)†	2,051	132,863 1.1
Kering SA (Consumer Durables & Apparel)†	217	135,472 1.1
L'Oreal SA (Household & Personal Products)†	100	41,308 0.3
Rubis SCA (Utilities)†	3,120	87,208 0.7
Safran SA (Capital Goods)†	558	80,128 0.6
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	103	35,984 0.3
Schneider Electric SE (Capital Goods)†	691	112,051 0.9
		925,463
Germany - 9.8%
adidas AG (Consumer Durables & Apparel)†	222	35,583 0.3
Allianz SE, Reg S (Insurance)†	507	120,951 1.0
Bayerische Motoren Werke AG (Automobiles & Components)†	1,419	143,745 1.1
Bechtle AG (Software & Services)†	2,341	98,299 0.8
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	768	110,139 0.9
Brenntag SE (Capital Goods)†	1,433	106,644 0.8
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	225	32,279 0.3
FUCHS PETROLUB SE (Materials)†	2,480	81,933 0.6
HelloFresh SE (Food & Staples Retailing)*†	1,697	41,064 0.3

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Germany - 9.8% (continued)
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	3,128	$111,889 0.9
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	863	58,372 0.5
MTU Aero Engines AG (Capital Goods)†	126	31,375 0.2
Nemetschek SE (Software & Services)†	911	48,472 0.4
Rational AG (Capital Goods)†	50	32,762 0.3
SAP SE - Sponsored ADR (Software & Services)	717	84,986 0.7
Scout24 SE (Media & Entertainment)^†	486	28,184 0.2
Symrise AG (Materials)†	253	26,805 0.2
TeamViewer AG (Software & Services)*^†	2,653	37,150 0.3
		1,230,632
Hong Kong - 1.9%
AIA Group Ltd. (Insurance)†	8,600	97,116 0.8
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	12,600	104,107 0.8
Budweiser Brewing Co. APAC Ltd. (Food Beverage & Tobacco)^†	11,900	37,484 0.3
		238,707
Iceland - 0.2%
Marel HF (Capital Goods)^†	5,278	20,414 0.2
India - 1.1%
Asian Paints Ltd. (Materials)†	885	29,568 0.2
HDFC Bank Ltd. - ADR (Banks)	464	31,255 0.3
Hero MotoCorp Ltd. (Automobiles & Components)†	1,078	36,429 0.3
Tata Consultancy Services Ltd. (Software & Services)†	892	36,766 0.3
		134,018
Indonesia - 0.7%
Astra International Tbk PT (Automobiles & Components)†	111,500	44,763 0.4
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	141,200	43,239 0.3
		88,002
Ireland - 0.7%
Ryanair Holdings plc - Sponsored ADR (Transportation)*	947	85,732 0.7
Israel - 0.5%
CyberArk Software Ltd. (Software & Services)*	241	33,952 0.3
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Israel - 0.5% (continued)
Nice Ltd. - Sponsored ADR (Software & Services)*	137	$28,418 0.2
		62,370
Italy - 1.3%
DiaSorin SpA (Health Care Equipment & Services)†	246	32,017 0.2
FinecoBank Banca Fineco SpA (Banks)†	2,153	38,590 0.3
Reply SpA (Software & Services)†	729	94,843 0.8
		165,450
Japan - 13.8%
BML Inc. (Health Care Equipment & Services)†	2,100	52,213 0.4
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,200	108,946 0.9
Daifuku Co., Ltd. (Capital Goods)†	1,800	99,364 0.8
GMO Payment Gateway Inc. (Software & Services)†	300	27,786 0.2
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	9,090	98,361 0.8
Kakaku.com Inc. (Media & Entertainment)†	2,700	45,061 0.4
Keyence Corp. (Technology Hardware & Equipment)†	60	27,716 0.2
Komatsu Ltd. (Capital Goods)†	4,740	116,170 0.9
M3 Inc. (Health Care Equipment & Services)†	1,200	32,829 0.3
Makita Corp. (Capital Goods)†	3,900	104,176 0.8
MISUMI Group Inc. (Capital Goods)†	4,500	113,119 0.9
Nitori Holdings Co., Ltd. (Retailing)†	1,000	132,550 1.0
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	2,800	89,878 0.7
Rinnai Corp. (Consumer Durables & Apparel)†	1,100	86,844 0.7
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,600	27,942 0.2
Shimano Inc. (Consumer Durables & Apparel)†	600	107,692 0.9
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,600	76,400 0.6
Shiseido Co., Ltd. (Household & Personal Products)†	800	41,745 0.3
SMC Corp. (Capital Goods)†	260	132,177 1.0

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Japan - 13.8% (continued)
Stanley Electric Co., Ltd. (Automobiles & Components)†	4,415	$94,955 0.8
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,555	67,993 0.5
Sysmex Corp. (Health Care Equipment & Services)†	500	33,205 0.3
UT Group Co., Ltd. (Commercial & Professional Services)†	1,000	20,382 0.2
		1,737,504
Kazakhstan - 0.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	3,384	35,290 0.3
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	657	48,424 0.4
		83,714
Mexico - 1.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	655	57,509 0.5
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,400	77,969 0.6
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	10,100	39,562 0.3
		175,040
Netherlands - 1.2%
Adyen NV (Software & Services)*^†	16	24,188 0.2
ASM International NV (Semiconductors & Semiconductor Equipment)†	172	58,301 0.5
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	100	66,084 0.5
		148,573
Norway - 1.3%
Adevinta ASA (Media & Entertainment)*†	16,158	138,353 1.1
TOMRA Systems ASA (Commercial & Professional Services)†	1,495	26,399 0.2
		164,752
Panama - 0.3%
Copa Holdings SA, Class A (Transportation)*	404	37,200 0.3
Peru - 0.3%
Credicorp Ltd. (Banks)	323	43,379 0.3
Philippines - 2.7%
Bank of the Philippine Islands (Banks)†	24,270	46,653 0.4
BDO Unibank Inc. (Banks)†	20,040	45,277 0.4
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Philippines - 2.7% (continued)
International Container Terminal Services Inc. (Transportation)†	12,650	$48,149 0.4
Jollibee Foods Corp. (Consumer Services)†	8,190	35,766 0.3
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	35,230	37,621 0.3
Security Bank Corp. (Banks)†	19,210	32,452 0.2
SM Prime Holdings Inc. (Real Estate)†	74,900	50,698 0.4
Universal Robina Corp. (Food Beverage & Tobacco)†	14,560	36,778 0.3
		333,394
Poland - 0.5%
Allegro.eu SA (Retailing)*^†	4,376	30,491 0.2
ING Bank Slaski SA (Banks)†	878	35,132 0.3
		65,623
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	603	— 0.0
Novatek PJSC - Sponsored GDR, Reg S (Energy)*‡	190	— 0.0
Sberbank of Russia PJSC (Banks)*‡	13,556	— 0.0
Yandex NV, Class A (Media & Entertainment)*‡	541	— 0.0
		—
Saudi Arabia - 1.0%
Al Rajhi Bank (Banks)*†	1,129	24,787 0.2
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	1,276	53,249 0.4
Jarir Marketing Co. (Retailing)†	641	25,754 0.2
Saudi National Bank (Banks)†	2,214	28,005 0.2
		131,795
Singapore - 2.1%
DBS Group Holdings Ltd. (Banks)†	4,814	131,785 1.0
Oversea-Chinese Banking Corp., Ltd. (Banks)†	14,038	138,538 1.1
		270,323
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	303	34,173 0.3
South Africa - 0.3%
Discovery Ltd. (Insurance)*†	4,148	32,841 0.3
South Korea - 1.4%
Amorepacific Corp. (Household & Personal Products)†	231	27,547 0.2
Cheil Worldwide Inc. (Media & Entertainment)†	2,148	38,400 0.3

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
South Korea - 1.4% (continued)
Coway Co., Ltd. (Consumer Durables & Apparel)†	524	$23,836 0.2
LG H&H Co., Ltd. (Household & Personal Products)†	43	26,155 0.2
NAVER Corp. (Media & Entertainment)†	111	18,496 0.2
NCSoft Corp. (Media & Entertainment)†	105	39,076 0.3
		173,510
Spain - 3.2%
Amadeus IT Group SA (Software & Services)*†	464	29,189 0.2
Banco Bilbao Vizcaya Argentaria SA (Banks)†	19,728	138,849 1.1
Banco Santander SA - Sponsored ADR (Banks)	34,683	119,656 1.0
Bankinter SA (Banks)†	15,831	113,954 0.9
		401,648
Sweden - 5.2%
Alfa Laval AB (Capital Goods)†	2,478	77,584 0.6
Assa Abloy AB, Class B (Capital Goods)†	4,623	108,957 0.9
Atlas Copco AB, Class A (Capital Goods)†	3,548	41,964 0.3
Epiroc AB, Class A (Capital Goods)†	5,084	98,902 0.8
Evolution AB (Consumer Services)^†	1,144	128,562 1.0
Hexagon AB, Class B (Technology Hardware & Equipment)†	2,300	26,341 0.2
Intrum AB (Commercial & Professional Services)†	2,169	28,182 0.2
Skandinaviska Enskilda Banken AB, Class A (Banks)†	9,177	110,972 0.9
Thule Group AB (Consumer Durables & Apparel)^†	1,256	30,084 0.3
		651,548
Switzerland - 4.3%
Alcon Inc. (Health Care Equipment & Services)	1,575	118,456 0.9
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	470	72,467 0.6
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	117	66,792 0.5
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	319	28,851 0.2
SGS SA, Reg S (Commercial & Professional Services)†	11	26,816 0.2
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Switzerland - 4.3% (continued)
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	124	$31,001 0.2
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	290	37,968 0.3
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	194	81,521 0.7
Temenos AG, Reg S (Software & Services)†	306	21,880 0.2
VAT Group AG (Capital Goods)^†	187	58,335 0.5
		544,087
Taiwan - 2.3%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,998	34,229 0.3
Airtac International Group (Capital Goods)†	1,046	35,874 0.3
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	19,000	38,495 0.3
Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	29,088 0.2
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,000	33,363 0.3
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,000	30,022 0.2
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,000	20,380 0.2
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	70,569 0.5
		292,020
Thailand - 0.4%
SCB X pcl, Reg S (Banks)†	14,400	45,368 0.4
Turkey - 0.4%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	7,548	50,084 0.4
United Arab Emirates - 0.8%
Agthia Group PJSC (Food Beverage & Tobacco)†	23,110	25,601 0.2
Emaar Properties PJSC (Real Estate)†	47,766	72,415 0.6
		98,016
United Kingdom - 7.3%
Abcam plc - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	4,498	62,387 0.5

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
United Kingdom - 7.3% (continued)
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,463	$35,464 0.3
Compass Group plc (Consumer Services)†	3,381	80,609 0.6
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	869	30,866 0.2
Diploma plc (Capital Goods)†	3,481	117,821 0.9
Grafton Group plc (Capital Goods)†	5,899	66,978 0.5
Haleon plc (Household & Personal Products)*†	8,400	33,612 0.3
Rathbones Group plc (Diversified Financials)†	2,788	72,193 0.6
Reckitt Benckiser Group plc (Household & Personal Products)†	1,503	107,031 0.9
Rightmove plc (Media & Entertainment)†	8,008	58,253 0.5
Rio Tinto plc (Materials)†	1,782	139,310 1.1
Spirax-Sarco Engineering plc (Capital Goods)†	248	35,409 0.3
Standard Chartered plc (Banks)†	8,705	72,907 0.6
		912,840
Total Common Stocks (Cost $11,465,084)		$12,123,992
PREFERRED STOCKS - 1.7%
Brazil - 0.3%
Banco Bradesco SA (Banks)*	12,021	33,200
Colombia - 0.3%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	1,364	41,261
Germany - 0.3%
Sartorius AG, 0.31% (Pharmaceuticals, Biotechnology & Life Sciences)+†	71	31,709
South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.44% (Technology Hardware & Equipment)+†	94	105,366
Total Preferred Stocks (Cost $201,301)		$211,536
SHORT TERM INVESTMENTS - 1.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	128,466	128,466 1.0
Shares	Value
SHORT TERM INVESTMENTS - 1.0% (continued)
Total Short Term Investments (Cost $128,466)	$128,466
Total Investments — 99.3%
(Cost $11,794,851)	$12,463,994
Other Assets Less Liabilities - 0.7%	84,309
Net Assets — 100.0%	$12,548,303

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.6% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	2.9%
Banks	12.8
Capital Goods	15.1
Commercial & Professional Services	1.5
Consumer Durables & Apparel	5.6
Consumer Services	2.4
Diversified Financials	1.4
Energy	0.5
Food & Staples Retailing	3.2
Food Beverage & Tobacco	3.4
Health Care Equipment & Services	3.6
Household & Personal Products	2.2
Insurance	3.8
Materials	5.8
Media & Entertainment	5.9
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Real Estate	1.2
Retailing	2.2
Semiconductors & Semiconductor Equipment	4.3
Software & Services	6.8
Technology Hardware & Equipment	2.4
Transportation	2.4
Utilities	1.0
Money Market Fund	1.0
Total Investments	99.3
Other Assets Less Liabilities	0.7
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Bangladesh - 0.3%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,847	$21,324 0.3
Brazil - 7.9%
Ambev SA - ADR (Food Beverage & Tobacco)*	18,932	50,359 0.7
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	43,200	110,291 1.6
Localiza Rent a Car SA (Transportation)	9,200	107,309 1.5
Magazine Luiza SA (Retailing)*	62,800	54,805 0.8
Raia Drogasil SA (Food & Staples Retailing)	12,700	62,120 0.9
WEG SA (Capital Goods)	9,000	67,797 1.0
XP Inc., Class A (Diversified Financials)*	5,652	100,719 1.4
		553,400
Chile - 0.7%
Banco Santander Chile - ADR (Banks)	2,983	50,443 0.7
China - 32.7%
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	45,406 0.6
Baidu Inc., Class A (Media & Entertainment)*†	2,650	44,693 0.6
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	600	41,605 0.6
Country Garden Services Holdings Co., Ltd. (Real Estate)†	16,000	43,298 0.6
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	100,080	114,788 1.6
ENN Energy Holdings Ltd. (Utilities)†	4,100	61,698 0.9
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,439	28,838 0.4
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	41,306 0.6
Glodon Co., Ltd., Class A (Software & Services)†	4,500	43,674 0.6
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	14,100	103,198 1.5
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	28,000	103,453 1.5
Haitian International Holdings Ltd. (Capital Goods)†	15,000	46,239 0.7
	Shares	Value
COMMON STOCKS - 94.3% (continued)
China - 32.7% (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,900	$50,846 0.7
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	4,810	19,556 0.3
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	7,420	41,264 0.6
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	11,300	54,709 0.8
JD.com Inc., Class A (Retailing)†	1,852	55,096 0.8
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	3,800	36,908 0.5
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,480	40,590 0.6
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	57,205 0.8
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	27,335 0.4
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,000	39,464 0.6
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,760	34,117 0.5
Meituan, Class B (Retailing)*^†	1,490	33,195 0.5
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	13,600	111,544 1.6
NetEase Inc. - ADR (Media & Entertainment)	599	53,077 0.8
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	18,500	144,403 2.0
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	2,900	31,191 0.4
SF Holding Co., Ltd., Class A (Transportation)†	5,400	47,108 0.7
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	6,300	30,534 0.4
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	1,187	37,324 0.5
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,500	47,520 0.7

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3% (continued)
China - 32.7% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,500	$56,382 0.8
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	19,100	41,206 0.6
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	600	28,186 0.4
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,700	36,602 0.5
Tencent Holdings Ltd. (Media & Entertainment)†	900	43,866 0.6
TravelSky Technology Ltd., Class H (Software & Services)†	21,000	43,590 0.6
Trip.com Group Ltd. (Consumer Services)*†	2,011	74,179 1.1
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,400	43,333 0.6
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,227	44,686 0.6
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	6,000	49,947 0.7
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	9,600	34,973 0.5
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	14,200	54,027 0.8
ZTO Express Cayman Inc. - ADR (Transportation)	1,327	37,833 0.5
		2,299,992
Colombia - 0.1%
Cementos Argos SA (Materials)	15,277	10,513 0.1
Czech Republic - 0.6%
Komercni banka AS (Banks)†	706	23,783 0.3
Moneta Money Bank AS (Banks)^†	4,818	17,786 0.3
		41,569
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	23,473	37,974 0.5
Iceland - 0.2%
Marel HF (Capital Goods)^†	3,210	12,415 0.2
India - 3.6%
Asian Paints Ltd. (Materials)†	1,186	39,625 0.6
	Shares	Value
COMMON STOCKS - 94.3% (continued)
India - 3.6% (continued)
HDFC Bank Ltd. - ADR (Banks)	1,538	$103,600 1.5
Hero MotoCorp Ltd. (Automobiles & Components)†	1,026	34,672 0.5
Max Financial Services Ltd. (Insurance)*†	1,683	17,196 0.2
Tata Consultancy Services Ltd. (Software & Services)†	1,396	57,539 0.8
		252,632
Indonesia - 2.4%
Astra International Tbk PT (Automobiles & Components)†	116,400	46,730 0.7
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	390,500	119,580 1.7
		166,310
Kazakhstan - 0.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	1,819	18,970 0.3
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	386	28,450 0.4
		47,420
Kenya - 0.2%
Safaricom plc (Telecommunication Services)†	62,300	11,709 0.2
Kuwait - 0.7%
National Bank of Kuwait (Banks)†	13,744	49,514 0.7
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	57,600	35,263 0.5
Mexico - 4.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,601	140,568 2.0
Grupo Financiero Banorte SAB de CV, Series O (Banks)	15,300	126,906 1.8
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	12,500	48,963 0.7
		316,437
Morocco - 0.4%
Attijariwafa Bank (Banks)†	430	15,180 0.2
Itissalat Al-Maghrib (Telecommunication Services)†	1,491	14,177 0.2
		29,357
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)*	518	47,697 0.7

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3% (continued)
Peru - 1.4%
Credicorp Ltd. (Banks)	747	$100,322 1.4
Philippines - 4.1%
Bank of the Philippine Islands (Banks)†	13,720	26,373 0.4
BDO Unibank Inc. (Banks)†	29,388	66,396 0.9
International Container Terminal Services Inc. (Transportation)†	17,050	64,896 0.9
Jollibee Foods Corp. (Consumer Services)†	6,330	27,643 0.4
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	16,410	17,524 0.2
Security Bank Corp. (Banks)†	10,700	18,076 0.3
SM Prime Holdings Inc. (Real Estate)†	71,600	48,465 0.7
Universal Robina Corp. (Food Beverage & Tobacco)†	8,270	20,890 0.3
		290,263
Poland - 0.8%
Allegro.eu SA (Retailing)*^†	5,182	36,106 0.5
ING Bank Slaski SA (Banks)†	505	20,207 0.3
		56,313
Romania - 0.7%
Banca Transilvania SA (Banks)†	4,342	19,069 0.3
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	3,059	27,145 0.4
		46,214
Russia - 0.0%^^
LUKOIL PJSC (Energy)‡	1,738	— 0.0
Novatek PJSC - Sponsored GDR, Reg S (Energy)*‡	531	— 0.0
Sberbank of Russia PJSC (Banks)*‡	34,876	— 0.0
Yandex NV, Class A (Media & Entertainment)*‡	941	— 0.0
		—
Saudi Arabia - 3.1%
Al Rajhi Bank (Banks)*†	2,371	52,054 0.7
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	776	32,384 0.5
Jarir Marketing Co. (Retailing)†	1,175	47,209 0.7
Saudi National Bank (Banks)†	6,691	84,635 1.2
		216,282
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	179	20,188 0.3
South Africa - 1.3%
Clicks Group Ltd. (Food & Staples Retailing)†	2,121	32,275 0.5
	Shares	Value
COMMON STOCKS - 94.3% (continued)
South Africa - 1.3% (continued)
Discovery Ltd. (Insurance)*†	7,083	$56,079 0.8
		88,354
South Korea - 6.4%
Amorepacific Corp. (Household & Personal Products)†	451	53,781 0.8
Cheil Worldwide Inc. (Media & Entertainment)†	3,592	64,215 0.9
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,070	48,673 0.7
LG H&H Co., Ltd. (Household & Personal Products)†	98	59,610 0.8
NAVER Corp. (Media & Entertainment)†	525	87,479 1.2
NCSoft Corp. (Media & Entertainment)†	374	139,185 2.0
		452,943
Taiwan - 11.5%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,499	62,784 0.9
Airtac International Group (Capital Goods)†	3,500	120,037 1.7
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	605	43,064 0.6
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	29,000	58,756 0.8
Delta Electronics Inc. (Technology Hardware & Equipment)†	13,000	126,048 1.8
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,000	50,045 0.7
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	35,000	116,752 1.7
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	5,400	110,052 1.6
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,000	123,495 1.7
		811,033
Thailand - 2.3%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	10,200	67,052 0.9
SCB X pcl, Reg S (Banks)†	30,400	95,777 1.4
		162,829
Turkey - 0.9%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	10,101	67,025 0.9
United Arab Emirates - 2.0%
Agthia Group PJSC (Food Beverage & Tobacco)†	13,882	15,378 0.2

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 94.3% (continued)
United Arab Emirates - 2.0% (continued)
Emaar Properties PJSC (Real Estate)†	80,939	$122,706 1.8
		138,084
Vietnam - 2.8%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	17,946	70,394 1.0
Hoa Phat Group JSC (Materials)†	76,655	72,128 1.0
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	2,320	18,711 0.3
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	11,810	38,866 0.5
		200,099
Total Common Stocks (Cost $6,839,485)		$6,633,918
PREFERRED STOCKS - 4.1%
Brazil - 1.9%
Banco Bradesco SA (Banks)*	48,682	134,452
Colombia - 0.4%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	1,020	30,855
South Korea - 1.8%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.44% (Technology Hardware & Equipment)+†	112	125,542
Total Preferred Stocks (Cost $276,422)		$290,849
SHORT TERM INVESTMENTS - 0.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	46,593	46,593 0.7
Total Short Term Investments (Cost $46,593)		$46,593
Total Investments — 99.1%
(Cost $7,162,500)		$6,971,360
Other Assets Less Liabilities - 0.9%		66,819
Net Assets — 100.0%		$7,038,179

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.4% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	1.8%
Banks	18.2
Capital Goods	7.1
Consumer Durables & Apparel	6.5
Consumer Services	2.1
Diversified Financials	3.4
Energy	0.9
Food & Staples Retailing	3.2
Food Beverage & Tobacco	7.0
Health Care Equipment & Services	1.3
Household & Personal Products	1.6
Insurance	3.5
Materials	3.6
Media & Entertainment	6.1
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Real Estate	3.1
Retailing	3.3
Semiconductors & Semiconductor Equipment	5.6
Software & Services	2.5
Technology Hardware & Equipment	7.2
Telecommunication Services	0.4
Transportation	4.3
Utilities	0.9
Money Market Fund	0.7
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
China - 84.2%
Alibaba Group Holding Ltd. (Retailing)*†	10,500	$145,092
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,500	83,245
Baidu Inc., Class A (Media & Entertainment)*†	2,358	39,769
Chacha Food Co., Ltd., Class A (Food Beverage & Tobacco)†	4,602	31,150
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	3,400	107,576
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	1,300	90,144
Country Garden Services Holdings Co., Ltd. (Real Estate)†	6,000	16,237
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	72,000	82,581
ENN Energy Holdings Ltd. (Utilities)†	5,100	76,747
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,999	35,460
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	2,900	16,811
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	9,200	45,240
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	11,600	42,859
Haitian International Holdings Ltd. (Capital Goods)†	24,020	74,043
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	7,700	100,389
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	17,880	72,693
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	5,880	32,700
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	20,500	99,251
JD.com Inc., Class A (Retailing)†	2,971	88,386
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	1,800	17,483
	Shares	Value
COMMON STOCKS - 99.6% (continued)
China - 84.2% (continued)
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	7,800	$48,858
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	27,335
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,000	39,464
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	10,560	75,687
Meituan, Class B (Retailing)*^†	430	9,580
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	11,300	92,680
NetEase Inc. (Media & Entertainment)†	4,100	72,536
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	10,000	78,055
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	4,000	43,022
Sangfor Technologies Inc., Class A (Software & Services)†	1,529	34,259
SF Holding Co., Ltd., Class A (Transportation)†	7,500	65,427
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	9,800	47,497
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	1,030	32,387
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,800	71,808
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	87,706
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	1,200	56,373
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,800	65,070
Tencent Holdings Ltd. (Media & Entertainment)†	4,300	209,584
TravelSky Technology Ltd., Class H (Software & Services)†	51,000	105,861
Trip.com Group Ltd. (Consumer Services)*†	2,796	103,134

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 99.6% (continued)
China - 84.2% (continued)
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	700	$21,666
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	8,360	115,767
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	14,500	120,704
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	17,300	63,024
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	23,800	90,552
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	9,200	40,535
ZTO Express Cayman Inc. (Transportation)†	1,350	38,515
		3,154,942
Hong Kong - 9.0%
AIA Group Ltd. (Insurance)†	10,400	117,442
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	4,100	33,876
Budweiser Brewing Co. APAC Ltd. (Food Beverage & Tobacco)^†	12,400	39,059
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,100	49,441
Techtronic Industries Co., Ltd. (Capital Goods)†	7,500	96,696
		336,514
Taiwan - 6.4%
Airtac International Group (Capital Goods)†	3,800	130,326
Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	29,088
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	4,000	81,520
		240,934
Total Common Stocks (Cost $4,287,969)		$3,732,390
SHORT TERM INVESTMENTS - 0.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	18,933	18,933
Shares	Value
SHORT TERM INVESTMENTS - 0.5% (continued)
Total Short Term Investments (Cost $18,933)	$18,933
Total Investments — 100.1%
(Cost $4,306,902)	$3,751,323
Liabilities Less Other Assets - (0.1)%	(4,250)
Net Assets — 100.0%	$3,747,073

* Non-income producing security.
† Investment categorized as level 2 security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.4% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Capital Goods	18.1
Consumer Durables & Apparel	9.2
Consumer Services	2.8
Diversified Financials	1.3
Food Beverage & Tobacco	6.8
Health Care Equipment & Services	1.1
Insurance	5.2
Materials	1.3
Media & Entertainment	8.6
Pharmaceuticals, Biotechnology & Life Sciences	12.5
Real Estate	0.4
Retailing	9.5
Semiconductors & Semiconductor Equipment	6.5
Software & Services	5.4
Technology Hardware & Equipment	3.4
Transportation	2.7
Utilities	2.0
Money Market Fund	0.5
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Brazil - 8.6%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	12,400	$31,658 1.0
Localiza Rent a Car SA (Transportation)	7,218	84,191 2.5
Lojas Renner SA (Retailing)*	8,600	36,644 1.1
Magazine Luiza SA (Retailing)*	49,300	43,023 1.3
WEG SA (Capital Goods)	9,500	71,564 2.1
XP Inc., Class A (Diversified Financials)*	1,209	21,544 0.6
		288,624
Colombia - 1.4%
Ecopetrol SA - Sponsored ADR (Energy)	3,995	45,503 1.4
Czech Republic - 1.1%
Komercni banka AS (Banks)†	1,107	37,291 1.1
Egypt - 0.6%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	12,477	20,185 0.6
India - 14.1%
Asian Paints Ltd. (Materials)†	1,531	51,152 1.5
HDFC Bank Ltd. (Banks)†	4,299	84,585 2.5
Housing Development Finance Corp., Ltd. (Diversified Financials)†	2,556	82,062 2.4
Kotak Mahindra Bank Ltd. (Banks)†	2,775	58,819 1.7
Maruti Suzuki India Ltd. (Automobiles & Components)†	604	65,781 2.0
Tata Consultancy Services Ltd. (Software & Services)†	3,227	133,008 4.0
		475,407
Indonesia - 6.2%
Astra International Tbk PT (Automobiles & Components)†	132,800	53,314 1.6
Bank Central Asia Tbk PT (Banks)†	72,700	41,202 1.2
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	205,400	62,898 1.9
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	194,700	50,385 1.5
		207,799
Italy - 2.1%
Tenaris SA - ADR (Energy)	2,011	71,290 2.1
Kazakhstan - 0.1%
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	55	4,054 0.1
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Mexico - 9.8%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,155	$101,409 3.0
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	292	79,424 2.4
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,800	56,403 1.7
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	23,700	92,834 2.7
		330,070
Panama - 2.4%
Copa Holdings SA, Class A (Transportation)*	860	79,189 2.4
Saudi Arabia - 2.1%
Al Rajhi Bank (Banks)*†	1,360	29,858 0.9
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	757	41,624 1.2
		71,482
South Africa - 4.3%
Clicks Group Ltd. (Food & Staples Retailing)†	4,274	65,038 2.0
Discovery Ltd. (Insurance)*†	4,720	37,370 1.1
Standard Bank Group Ltd. (Banks)†	4,119	40,990 1.2
		143,398
South Korea - 13.0%
Coway Co., Ltd. (Consumer Durables & Apparel)†	861	39,166 1.2
LG H&H Co., Ltd. (Household & Personal Products)†	134	81,507 2.4
NAVER Corp. (Media & Entertainment)†	403	67,151 2.0
NCSoft Corp. (Media & Entertainment)†	193	71,825 2.1
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	142	176,196 5.3
		435,845
Taiwan - 16.9%
Airtac International Group (Capital Goods)†	3,400	116,608 3.5
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	700	49,826 1.5
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	5,000	83,407 2.5
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	19,000	63,380 1.9
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	2,500	50,950 1.5

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Taiwan - 16.9% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	11,500	$202,885 6.0
		567,056
Thailand - 3.1%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	64,700	58,311 1.7
SCB X pcl, Reg S (Banks)†	14,500	45,683 1.4
		103,994
United Arab Emirates - 2.2%
Emaar Properties PJSC (Real Estate)†	49,769	75,451 2.2
United Kingdom - 5.1%
Bank of Georgia Group plc (Banks)†	1,285	42,293 1.2
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	3,176	76,989 2.3
Network International Holdings plc (Software & Services)*^†	16,418	53,232 1.6
		172,514
United States - 2.8%
EPAM Systems Inc. (Software & Services)*	284	94,473 2.8
Total Common Stocks (Cost $2,991,630)		$3,223,625
PREFERRED STOCKS - 2.2%
Brazil - 1.3%
Banco Bradesco SA - ADR (Banks)*	15,761	43,973
Colombia - 0.9%
Bancolombia SA - Sponsored ADR, 6.75% (Banks)+	1,033	31,248
Total Preferred Stocks (Cost $74,615)		$75,221
RIGHTS - 0.0%^^
Brazil - 0.0%^^
Localiza Rent a Car SA (Transportation)*	22	76
Total Rights (Cost $0)		$76
	Shares	Value
SHORT TERM INVESTMENTS - 2.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	88,818	$88,818 2.7
Total Short Term Investments (Cost $88,818)		$88,818
Total Investments — 100.8%
(Cost $3,155,063)		$3,387,740
Liabilities Less Other Assets - (0.8)%		(27,148)
Net Assets — 100.0%		$3,360,592

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.6% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	3.6%
Banks	17.6
Capital Goods	5.6
Consumer Durables & Apparel	3.7
Diversified Financials	4.1
Energy	3.5
Food & Staples Retailing	4.7
Food Beverage & Tobacco	5.3
Health Care Equipment & Services	2.9
Household & Personal Products	2.4
Insurance	1.1
Materials	1.5
Media & Entertainment	4.1
Real Estate	2.2
Retailing	2.4
Semiconductors & Semiconductor Equipment	9.0
Software & Services	8.4
Technology Hardware & Equipment	7.2
Telecommunication Services	1.5
Transportation	7.3
Money Market Fund	2.7
Total Investments	100.8
Liabilities Less Other Assets	(0.8)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 3.9%
BHP Group Ltd. - Sponsored ADR (Materials)	46,681	$3,274,672 3.5
Woodside Energy Group Ltd. - ADR (Energy)	15,786	410,120 0.4
		3,684,792
Brazil - 0.5%
Ambev SA - ADR (Food Beverage & Tobacco)*	98,799	262,805 0.3
XP Inc., Class A (Diversified Financials)*	10,373	184,847 0.2
		447,652
Canada - 4.3%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	30,100	1,374,526 1.5
Canadian National Railway Co. (Transportation)	8,586	1,022,507 1.1
Manulife Financial Corp. (Insurance)	81,000	1,602,894 1.7
		3,999,927
China - 3.0%
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	205,800	760,379 0.8
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	46,800	335,432 0.4
Meituan, Class B (Retailing)*^†	60	1,337 0.0
Tencent Holdings Ltd. (Media & Entertainment)†	21,800	1,062,542 1.1
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	173,253	659,174 0.7
		2,818,864
Denmark - 0.9%
Novozymes A/S, Class B (Materials)†	15,821	823,590 0.9
France - 12.1%
Air Liquide SA (Materials)†	8,265	1,317,142 1.4
Dassault Systemes SE (Software & Services)†	36,613	1,360,785 1.4
Kering SA (Consumer Durables & Apparel)†	2,580	1,610,683 1.7
L'Oreal SA (Household & Personal Products)†	9,209	3,804,073 4.1
Schneider Electric SE (Capital Goods)†	20,076	3,255,470 3.5
		11,348,153
Germany - 10.3%
Allianz SE, Reg S (Insurance)†	12,753	3,042,395 3.3
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	99,974	3,576,076 3.8
	Shares	Value
COMMON STOCKS - 96.7% (continued)
Germany - 10.3% (continued)
SAP SE - Sponsored ADR (Software & Services)	14,108	$1,672,221 1.8
Symrise AG (Materials)†	12,551	1,329,775 1.4
		9,620,467
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	294,400	3,324,516 3.5
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	12,893	868,472 0.9
Indonesia - 0.4%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	1,322,600	342,266 0.4
Japan - 17.4%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	71,000	1,841,705 2.0
Daifuku Co., Ltd. (Capital Goods)†	19,600	1,081,968 1.1
FANUC Corp. (Capital Goods)†	4,600	814,194 0.9
Keyence Corp. (Technology Hardware & Equipment)†	3,400	1,570,551 1.7
Komatsu Ltd. (Capital Goods)†	61,900	1,517,080 1.6
Kubota Corp. (Capital Goods)†	88,700	1,331,126 1.4
Nitori Holdings Co., Ltd. (Retailing)†	10,100	1,338,755 1.4
Shimano Inc. (Consumer Durables & Apparel)†	6,600	1,184,609 1.2
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	29,000	1,384,756 1.5
Shiseido Co., Ltd. (Household & Personal Products)†	27,600	1,440,191 1.5
Sysmex Corp. (Health Care Equipment & Services)†	16,500	1,095,766 1.2
Unicharm Corp. (Household & Personal Products)†	45,900	1,753,038 1.9
		16,353,739
Mexico - 0.6%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	5,892	517,318 0.6
Netherlands - 2.1%
Adyen NV (Software & Services)*^†	1,312	1,983,415 2.1
Singapore - 3.6%
DBS Group Holdings Ltd. (Banks)†	124,500	3,408,227 3.6

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 96.7% (continued)
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	894	$1,109,288 1.2
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	318,645	2,242,670 2.4
Sweden - 9.0%
Alfa Laval AB (Capital Goods)†	52,062	1,630,023 1.7
Atlas Copco AB, Class A (Capital Goods)†	249,950	2,956,270 3.2
Epiroc AB, Class A (Capital Goods)†	78,181	1,520,903 1.6
Skandinaviska Enskilda Banken AB, Class A (Banks)†	192,556	2,328,468 2.5
		8,435,664
Switzerland - 10.5%
Alcon Inc. (Health Care Equipment & Services)	24,399	1,835,049 2.0
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	3,972	2,267,515 2.4
Nestle SA, Reg S (Food Beverage & Tobacco)†	13,500	1,647,425 1.7
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	9,584	2,995,320 3.2
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	4,349	1,087,271 1.2
		9,832,580
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	8,358	775,037 0.8
United Kingdom - 7.7%
Haleon plc (Household & Personal Products)*†	29,816	119,305 0.1
Rio Tinto plc (Materials)†	33,674	2,632,511 2.8
Shell plc (Energy)†	84,787	2,490,386 2.7
Standard Chartered plc (Banks)†	239,996	2,010,035 2.1
		7,252,237
United States - 1.6%
Linde plc (Materials)†	4,623	1,519,837 1.6
Total Common Stocks (Cost $88,876,776)		$90,708,711
	Shares	Value
SHORT TERM INVESTMENTS - 3.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	2,948,292	$2,948,292 3.2
Total Short Term Investments (Cost $2,948,292)		$2,948,292
Total Investments — 99.9%
(Cost $91,825,068)		$93,657,003
Other Assets Less Liabilities - 0.1%		127,646
Net Assets — 100.0%		$93,784,649

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	11.5%
Capital Goods	15.7
Consumer Durables & Apparel	3.7
Diversified Financials	0.2
Energy	3.1
Food & Staples Retailing	1.5
Food Beverage & Tobacco	2.6
Health Care Equipment & Services	4.4
Household & Personal Products	7.6
Insurance	8.5
Materials	11.6
Media & Entertainment	1.1
Pharmaceuticals, Biotechnology & Life Sciences	9.1
Retailing	1.4
Semiconductors & Semiconductor Equipment	5.0
Software & Services	5.3
Technology Hardware & Equipment	2.9
Telecommunication Services	0.4
Transportation	1.1
Money Market Fund	3.2
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Brazil - 1.7%
Ambev SA - ADR (Food Beverage & Tobacco)*	7,633	$20,304 1.0
XP Inc., Class A (Diversified Financials)*	799	14,238 0.7
		34,542
Canada - 3.0%
Canadian National Railway Co. (Transportation)	182	21,674 1.1
Manulife Financial Corp. (Insurance)	2,000	39,578 1.9
		61,252
China - 9.9%
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	27,527 1.4
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	11,100	42,413 2.1
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,007	14,385 0.7
Meituan, Class B (Retailing)*^†	120	2,674 0.1
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,500	27,319 1.3
Tencent Holdings Ltd. (Media & Entertainment)†	1,200	58,489 2.9
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,700	29,296 1.4
		202,103
Denmark - 0.8%
Novozymes A/S, Class B (Materials)†	310	16,138 0.8
France - 10.3%
Air Liquide SA (Materials)†	131	20,877 1.0
Dassault Systemes SE (Software & Services)†	639	23,749 1.2
Kering SA (Consumer Durables & Apparel)†	39	24,348 1.2
L'Oreal SA (Household & Personal Products)†	169	69,811 3.4
Schneider Electric SE (Capital Goods)†	439	71,187 3.5
		209,972
Germany - 8.0%
Allianz SE, Reg S (Insurance)†	207	49,383 2.4
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,660	59,378 2.9
SAP SE - Sponsored ADR (Software & Services)	240	28,447 1.4
	Shares	Value
COMMON STOCKS - 93.4% (continued)
Germany - 8.0% (continued)
Symrise AG (Materials)†	238	$25,216 1.3
		162,424
Hong Kong - 3.1%
AIA Group Ltd. (Insurance)†	5,600	63,238 3.1
India - 2.4%
HDFC Bank Ltd. - ADR (Banks)	397	26,742 1.3
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,075	22,392 1.1
		49,134
Indonesia - 1.9%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	146,900	38,015 1.9
Japan - 14.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	900	23,346 1.1
Daifuku Co., Ltd. (Capital Goods)†	300	16,561 0.8
FANUC Corp. (Capital Goods)†	100	17,700 0.9
Keyence Corp. (Technology Hardware & Equipment)†	55	25,406 1.2
Komatsu Ltd. (Capital Goods)†	1,700	41,664 2.0
Kubota Corp. (Capital Goods)†	1,700	25,512 1.3
Nitori Holdings Co., Ltd. (Retailing)†	200	26,510 1.3
Shimano Inc. (Consumer Durables & Apparel)†	100	17,949 0.9
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	500	23,875 1.2
Shiseido Co., Ltd. (Household & Personal Products)†	500	26,090 1.3
Sysmex Corp. (Health Care Equipment & Services)†	300	19,923 1.0
Unicharm Corp. (Household & Personal Products)†	700	26,735 1.3
		291,271
Mexico - 2.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	549	48,202 2.4
Netherlands - 1.6%
Adyen NV (Software & Services)*^†	22	33,258 1.6
Singapore - 3.1%
DBS Group Holdings Ltd. (Banks)†	2,300	62,963 3.1

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS - 93.4% (continued)
South Korea - 3.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	53	$65,763 3.2
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,090	49,900 2.4
Sweden - 8.0%
Alfa Laval AB (Capital Goods)†	928	29,055 1.4
Atlas Copco AB, Class A (Capital Goods)†	5,029	59,480 2.9
Epiroc AB, Class A (Capital Goods)†	1,425	27,722 1.4
Skandinaviska Enskilda Banken AB, Class A (Banks)†	3,974	48,055 2.3
		164,312
Switzerland - 9.1%
Alcon Inc. (Health Care Equipment & Services)	436	32,792 1.6
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	65	37,107 1.8
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	366	44,731 2.2
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	164	51,255 2.5
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	76	19,000 1.0
		184,885
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	486	45,067 2.2
United Kingdom - 4.7%
Haleon plc (Household & Personal Products)*†	2,032	8,131 0.4
Rio Tinto plc (Materials)†	765	59,805 2.9
Standard Chartered plc (Banks)†	3,464	29,012 1.4
		96,948
United States - 1.3%
Linde plc (Materials)†	78	25,643 1.3
Total Common Stocks (Cost $1,758,990)		$1,905,030
	Shares	Value
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.02% (Money Market Funds)	45,104	$45,104 2.2
Total Short Term Investments (Cost $45,104)		$45,104
Total Investments — 95.6%
(Cost $1,804,094)		$1,950,134
Other Assets Less Liabilities - 4.4%		89,458
Net Assets — 100.0%		$2,039,592

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.8% of net assets as of January 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio
Portfolio of Investments (continued)
January 31, 2023 (unaudited)

Industry	Percentage of Net Assets
Banks	11.6%
Capital Goods	15.6
Consumer Durables & Apparel	4.2
Diversified Financials	0.7
Food Beverage & Tobacco	5.6
Health Care Equipment & Services	3.6
Household & Personal Products	6.4
Insurance	8.7
Materials	7.3
Media & Entertainment	2.9
Pharmaceuticals, Biotechnology & Life Sciences	8.0
Retailing	1.4
Semiconductors & Semiconductor Equipment	5.8
Software & Services	4.2
Technology Hardware & Equipment	4.4
Telecommunication Services	1.9
Transportation	1.1
Money Market Fund	2.2
Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%